UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.99%
Actual		$ 1,000.00	$ 1,042.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class T	.99%
Actual		$ 1,000.00	$ 1,042.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class B	1.71%
Actual		$ 1,000.00	$ 1,039.00	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class C	1.75%
Actual		$ 1,000.00	$ 1,038.20	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,043.50	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.0	17.0
Japan Government	2.4	2.4
Canadian Government	2.3	2.3
Italian Republic	2.2	1.9
UK Treasury Index-Linked GILT	1.9	2.1
	25.8
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.9	7.6
Telecommunication Services	7.0	8.0
Energy	6.3	6.0
Consumer Discretionary	5.2	8.9
Industrials	4.5	4.7
Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations † 25.2%	U.S. Government and U.S. Government Agency Obligations † 26.0%
AAA,AA,A 12.8%	AAA,AA,A 13.9%
BBB 4.9%	BBB 4.0%
BB 12.8%	BB 15.2%
B 25.6%	B 25.2%
CCC,CC,C 5.6%	CCC,CC,C 7.9%
D 0.0%	D †† 0.0%
Not Rated 3.1%	Not Rated 2.6%
Equities 1.7%	Equities 1.5%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 3.7%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
†† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Preferred Securities 0.0%		Preferred Securities 0.2%
	Corporate Bonds 36.9%		Corporate Bonds 38.1%
	U.S. Government and U.S. Government Agency Obligations † 25.2%		U.S. Government and U.S. Government Agency Obligations † 26.0%
	Foreign Government & Government Agency Obligations 21.6%		Foreign Government & Government Agency Obligations 22.7%
	Floating Rate Loans 6.1%		Floating Rate Loans 7.6%
	Stocks 1.7%		Stocks 1.5%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	33.4%	** Foreign investments	34.1%
* Futures and Swaps	1.1%	** Futures and Swaps	(0.3%)
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.7%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc. 3.5% 12/1/15 (g)		$ 11,836	$ 25,067
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,643
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	19,434
Chesapeake Energy Corp.:
2.5% 5/15/37		22,960	24,165
2.5% 5/15/37		4,310	4,549
			48,148
TOTAL ENERGY			50,791
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)		14,400	18,452
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	29,275
TOTAL CONVERTIBLE BONDS			123,585
Nonconvertible Bonds - 35.4%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,166
10.75% 8/15/16 (g)		1,813	2,021
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,868
Dana Holding Corp.:
6.5% 2/15/19		2,340	2,352
6.75% 2/15/21		1,560	1,568
Delphi Corp.:
5.875% 5/15/19 (g)		4,885	4,836
6.125% 5/15/21 (g)		4,535	4,501
Exide Technologies 8.625% 2/1/18 (g)		2,135	2,220
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (g)		$ 5,245	$ 5,363
Lear Corp.:
7.875% 3/15/18		1,380	1,484
8.125% 3/15/20		1,530	1,656
RSC Equipment Rental, Inc. 10% 7/15/17 (g)		2,610	2,923
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,330	2,516
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,314
7.75% 8/15/18		1,545	1,618
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,117	3,491
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,917	5,310
			55,207
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (g)		2,240	2,288
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	182
7.125% 7/15/13 (c)		1,605	27
7.2% 1/15/11 (c)		4,015	69
7.4% 9/1/25 (c)		500	9
7.7% 4/15/16 (c)		7,804	133
8.25% 7/15/23 (c)		4,845	83
8.375% 7/15/33 (c)		7,015	120
			2,911
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)		4,470	4,230
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	694
Hotels, Restaurants & Leisure - 0.7%
DineEquity, Inc. 9.5% 10/30/18 (g)		2,410	2,615
Dunkin Finance Corp. 9.625% 12/1/18 (g)		1,424	1,435
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,671
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,496
11.625% 12/1/15 (g)		1,000	1,080
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,596
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
10% 11/1/16 (g)		$ 5,530	$ 5,889
10.375% 5/15/14		1,535	1,735
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,563
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		2,745	2,951
NCL Corp. Ltd. 9.5% 11/15/18 (g)		1,450	1,552
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		1,135	1,132
Roadhouse Financing, Inc. 10.75% 10/15/17 (g)		4,080	4,223
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (g)		670	692
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,078
Station Casinos, Inc.:
6% 4/1/12 (c)		9,620	1
6.5% 2/1/14 (c)		11,643	0
6.625% 3/15/18 (c)		11,970	0
6.875% 3/1/16 (c)		12,803	0
7.75% 8/15/16 (c)		14,415	1
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		580	597
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		3,030	3,371
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		575	277
12.75% 1/15/13 (c)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		934	509
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		18,025	19,535
			65,000
Household Durables - 0.3%
Jarden Corp. 6.125% 11/15/22		3,220	3,204
K. Hovnanian Enterprises, Inc. 11.875% 10/15/15		1,690	1,284
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		6,915	7,537
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (g)		2,845	2,809
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA: - continued
9% 4/15/19 (g)		$ 8,405	$ 8,216
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,460	1,621
			24,671
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,298
Eastman Kodak Co. 10.625% 3/15/19 (g)		3,435	3,358
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,657
			13,313
Media - 1.0%
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,255	2,340
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)		9,330	9,703
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,640
Checkout Holding Corp. 0% 11/15/15 (g)		3,310	2,127
Clear Channel Communications, Inc. 11% 8/1/16 pay-in-kind (l)		4,736	4,108
DISH DBS Corp. 6.75% 6/1/21 (g)		9,370	9,616
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,438
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)		12,765	13,467
Gray Television, Inc. 10.5% 6/29/15		1,985	2,054
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (g)		4,975	4,925
Liberty Media Corp. 8.5% 7/15/29		6,535	6,306
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	947
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	731
Net Servicos de Comunicacao SA 7.5% 1/27/20		1,830	2,091
ONO Finance II PLC 10.875% 7/15/19 (g)		1,165	1,241
Satmex Escrow SA de CV 9.5% 5/15/17 (g)		1,270	1,295
Sheridan Group, Inc. 12.5% 4/15/14 (g)		3,070	2,924
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,710
Videotron Ltd. 6.875% 1/15/14		550	556
			95,219
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (g)		$ 1,455	$ 1,488
Claire's Escrow Corp. 8.875% 3/15/19 (g)		1,770	1,664
Michaels Stores, Inc. 7.75% 11/1/18 (g)		10,750	10,750
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,630
			23,532
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,093
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,210
8.875% 4/1/16		1,650	1,716
Liz Claiborne, Inc. 10.5% 4/15/19 (g)		4,110	4,213
Polymer Group, Inc. 7.75% 2/1/19 (g)		1,575	1,591
			23,823
TOTAL CONSUMER DISCRETIONARY			308,600
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	805
16% 3/27/12 (g)		2,372	2,080
			2,885
Food & Staples Retailing - 0.3%
BFF International Ltd. 7.25% 1/28/20 (g)		3,080	3,265
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		4,655	4,702
Rite Aid Corp.:
8% 8/15/20		7,350	7,938
9.5% 6/15/17		1,085	998
9.75% 6/12/16		3,670	4,083
10.25% 10/15/19		1,835	2,046
			23,032
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (g)		3,750	3,788
Darling International, Inc. 8.5% 12/15/18 (g)		1,130	1,236
Dean Foods Co. 9.75% 12/15/18 (g)		7,250	7,739
Gruma SAB de CV 7.75% (Reg. S) (h)		3,609	3,609
Harbinger Group, Inc. 10.625% 11/15/15		2,645	2,731
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		$ 370	$ 4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,928
MHP SA 10.25% 4/29/15 (g)		1,995	2,130
Michael Foods Group, Inc. 9.75% 7/15/18 (g)		1,885	2,026
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,413
			35,604
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,626
NBTY, Inc. 9% 10/1/18 (g)		5,005	5,280
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,185
			11,091
TOTAL CONSUMER STAPLES			72,612
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,612
Forbes Energy Services Ltd. 9% 6/15/19 (g)		3,755	3,680
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (g)		2,210	2,260
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	4,169
Oil States International, Inc. 6.5% 6/1/19 (g)		3,855	3,894
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,657
Pride International, Inc. 6.875% 8/15/20		3,150	3,663
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,680
			25,615
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (g)		3,150	3,441
Alpha Natural Resources, Inc.:
6% 6/1/19		7,845	7,904
6.25% 6/1/21		4,505	4,528
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,695
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	32,694
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,047
10.25% 6/1/14		2,220	2,531
Brigham Exploration Co. 6.875% 6/1/19 (g)		4,090	4,054
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (g)		$ 1,675	$ 1,717
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		5,115	5,294
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,983
Chesapeake Energy Corp. 6.875% 11/15/20		12,030	12,707
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (g)		2,400	2,352
Clayton Williams Energy, Inc. 7.75% 4/1/19 (g)		5,160	5,057
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,097
7% 1/15/21		2,855	2,901
CONSOL Energy, Inc.:
8% 4/1/17		6,470	6,955
8.25% 4/1/20		6,645	7,210
Continental Resources, Inc.:
7.125% 4/1/21		2,540	2,667
8.25% 10/1/19		885	960
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (g)		2,235	2,218
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,240
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,226
9.75% 3/1/16		1,660	1,845
Drummond Co., Inc.:
7.375% 2/15/16		8,180	8,262
9% 10/15/14 (g)		8,730	9,188
DTEK Finance BV 9.5% 4/28/15 (g)		1,935	2,051
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (g)		5,125	5,125
Energy Partners Ltd. 8.25% 2/15/18 (g)		6,600	6,270
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,823
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (g)		12,735	13,563
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,760
Goodrich Petroleum Corp. 8.875% 3/15/19 (g)		3,485	3,485
International Coal Group, Inc. 9.125% 4/1/18		3,690	4,640
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,335	3,518
7% 5/5/20 (g)		3,100	3,410
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
8.375% 7/2/13 (g)		$ 3,080	$ 3,365
9.125% 7/2/18 (g)		3,975	4,889
11.75% 1/23/15 (g)		4,880	6,058
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21 (g)		19,190	19,670
8.625% 4/15/20		14,410	15,635
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,880	1,918
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,830	3,092
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,648
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (g)		4,575	5,044
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		12,410	12,581
Pacific Rubiales Energy Corp. 8.75% 11/10/16		4,200	4,736
Pan American Energy LLC 7.875% 5/7/21 (g)		2,045	2,183
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,331
Pemex Project Funding Master Trust 6.625% 6/15/35		6,720	7,014
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,429
8.375% 12/10/18		3,465	4,271
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,988
Petroleos de Venezuela SA:
4.9% 10/28/14		14,530	11,152
5.25% 4/12/17		9,685	6,077
5.375% 4/12/27		25,040	12,520
5.5% 4/12/37		12,420	6,086
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (g)		20,560	15,163
12.75% 2/17/22 (g)		18,475	15,103
Petroleos Mexicanos:
5.5% 1/21/21		3,200	3,360
6% 3/5/20		2,990	3,274
6.625% (g)(h)		9,175	9,244
8% 5/3/19		2,695	3,342
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,717	3,773
Petroleum Development Corp. 12% 2/15/18		4,390	4,873
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,383
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. 10% 3/1/16		$ 10,150	$ 11,419
PT Adaro Indonesia 7.625% 10/22/19 (g)		4,515	5,012
PT Pertamina Persero:
5.25% 5/23/21 (g)		3,185	3,217
6.5% 5/27/41 (g)		2,320	2,303
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,764
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,606
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,939
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,568
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,798
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (g)		2,785	2,757
11.25% 7/15/17		4,265	4,883
Teekay Corp. 8.5% 1/15/20		3,695	3,810
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	633
7.625% 4/1/37		1,035	1,248
8.375% 6/15/32		1,155	1,460
TNK-BP Finance SA 7.5% 7/18/16		1,800	2,023
Venoco, Inc.:
8.875% 2/15/19 (g)		7,095	7,051
11.5% 10/1/17		5,185	5,626
YPF SA 10% 11/2/28		1,990	2,298
			523,035
TOTAL ENERGY			548,650
FINANCIALS - 8.0%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,755	6,043
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,856
Lloyds TSB Bank PLC 6.5% 9/17/40	GBP	1,350	1,982
Penson Worldwide, Inc. 12.5% 5/15/17 (g)		3,580	3,383
			13,264
Commercial Banks - 2.7%
African Export-Import Bank 8.75% 11/13/14		4,270	4,814
Akbank T.A.S. 5.125% 7/22/15 (g)		3,445	3,411
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco Bradesco SA 5.9% 1/16/21 (g)		$ 2,270	$ 2,293
Banco de Credito del Peru:
4.75% 3/16/16 (g)		4,940	4,878
5.375% 9/16/20 (g)		3,705	3,510
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (g)		3,430	3,636
Banco Votorantim SA 5.25% 2/11/16 (g)		3,595	3,649
BanColombia SA:
4.25% 1/12/16 (g)		2,020	2,030
5.95% 6/3/21 (g)		2,240	2,266
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,480	4,883
CIT Group, Inc.:
7% 5/1/14		1,551	1,566
7% 5/1/15		0*	0*
7% 5/4/15 (g)		2,780	2,787
7% 5/1/16		1	1
7% 5/2/16 (g)		22,813	22,727
7% 5/1/17		1	1
7% 5/2/17 (g)		47,242	47,124
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	6,400	9,315
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (g)		2,040	2,111
Development Bank of Philippines:
5.5% 3/25/21		2,245	2,223
8.375% (h)(l)		6,440	7,148
DnB NOR Bank ASA 4.375% 2/24/21	EUR	4,100	5,893
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,495
European Investment Bank:
2.875% 7/15/16	EUR	7,600	11,029
4.125% 12/7/17	GBP	9,300	15,793
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		20,925	21,005
Export-Import Bank of India 0.6953% 6/7/12 (l)	JPY	170,000	2,082
Export-Import Bank of Korea 5.1% 10/29/13 (g)	INR	161,100	3,474
HSBK (Europe) BV:
7.25% 5/3/17 (g)		5,550	5,661
9.25% 10/16/13 (g)		4,420	4,807
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	320,000	$ 2,104
Itau Unibanco Holding SA 6.2% 12/21/21 (g)		2,315	2,356
Korea Development Bank 4% 9/9/16		2,075	2,124
National Westminster Bank PLC 6.5% 9/7/21	GBP	1,600	2,388
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	7,366
RSHB Capital SA:
6% 6/3/21 (g)		2,155	2,171
9% 6/11/14 (g)		1,535	1,752
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (l)		2,440	2,086
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,375	4,838
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,965	2,019
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (g)(l)		2,130	2,114
6.25% 4/20/21 (g)		3,775	3,666
Turkiye Is Bankasi AS 5.1% 2/1/16 (g)		3,520	3,476
US Bank NA 4.375% 2/28/17 (l)	EUR	1,600	2,272
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,310	9,089
Wells Fargo & Co. 7.98% (h)(l)		2,035	2,203
			255,636
Consumer Finance - 1.9%
Ally Financial, Inc.:
3.4658% 2/11/14 (l)		14,765	14,544
7.5% 9/15/20		19,185	20,154
8% 3/15/20		25,720	27,392
Ford Motor Credit Co. LLC:
6.625% 8/15/17		9,820	10,507
12% 5/15/15		12,770	15,899
General Motors Acceptance Corp. 8% 11/1/31		7,330	7,828
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC:
6.75% 12/1/14		$ 2,965	$ 3,098
8% 11/1/31		81,013	87,292
			186,714
Diversified Financial Services - 2.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,350	3,586
Bank of America Corp.:
8% (h)(l)		5,365	5,566
8.125% (h)(l)		7,380	7,675
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,730	2,805
BP Capital Markets PLC 3.83% 10/6/17	EUR	2,750	3,999
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (g)(l)		4,100	3,793
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,060
7.875% 4/30/18		2,920	3,088
8.125% 4/30/20		6,955	7,511
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)		5,405	5,675
City of Buenos Aires 12.5% 4/6/15 (g)		10,565	11,954
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,600	2,366
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	225	413
8.151% 12/31/30	GBP	475	939
European Community:
3.25% 4/4/18	EUR	15,400	22,436
3.375% 5/10/19	EUR	7,900	11,578
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (g)		2,050	2,145
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	1,848
General Motors Financial Co., Inc. 6.75% 6/1/18 (g)		6,140	6,201
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		4,195	4,384
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		22,045	22,624
8% 1/15/18		28,817	29,249
Imperial Tobacco Finance 4.5% 7/5/18	EUR	1,350	1,960
Indo Energy Finance BV 7% 5/7/18 (g)		2,065	2,127
Landrys Holdings, Inc. 11.5% 6/1/14 (g)		3,230	3,230
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
LBI Escrow Corp. 8% 11/1/17 (g)		$ 5,862	$ 6,492
NCO Group, Inc. 11.875% 11/15/14		2,185	1,846
Offshore Group Investment Ltd.:
11.5% 8/1/15		8,495	9,260
11.5% 8/1/15 (g)		1,725	1,880
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,140	3,407
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)		3,855	3,739
8.25% 2/15/21 (g)		16,000	14,840
SB Capital SA 5.4% 3/24/17 (Reg. S)		2,120	2,202
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,460	2,509
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,275	2,303
TMK Capital SA:
7.75% 1/27/18		2,050	2,124
10% 7/29/11		4,700	4,721
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,285	4,740
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (g)		7,210	7,679
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		3,795	3,748
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (g)		2,365	2,398
WaMu Covered Bond Program 3.875% 9/27/11	EUR	1,090	1,587
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)		16,179	18,496
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		5,870	6,274
			277,457
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (g)		2,935	3,052
USI Holdings Corp. 4.1358% 11/15/14 (g)(l)		920	856
			3,908
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		7,955	7,736
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		$ 8,390	$ 8,306
7.5% 2/15/20		4,860	5,103
			21,145
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,704
Realogy Corp.:
7.875% 2/15/19 (g)		5,470	5,361
12% 4/15/17		2,748	2,693
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	883
			14,641
TOTAL FINANCIALS			772,765
HEALTH CARE - 2.2%
Health Care Providers & Services - 1.4%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	7,932
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,896
DaVita, Inc.:
6.375% 11/1/18		4,475	4,486
6.625% 11/1/20		3,875	3,914
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,024
HCA Holdings, Inc. 7.75% 5/15/21 (g)		30,445	31,282
HCA, Inc.:
6.5% 2/15/16		4,220	4,294
7.25% 9/15/20		23,835	25,503
HealthSouth Corp. 8.125% 2/15/20		7,395	7,950
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)		13,245	13,146
InVentiv Health, Inc. 10% 8/15/18 (g)		905	873
Kindred Escrow Corp. 8.25% 6/1/19 (g)		2,030	2,030
LifePoint Hospitals, Inc. 6.625% 10/1/20		4,045	4,106
ResCare, Inc. 10.75% 1/15/19		2,735	2,892
Rotech Healthcare, Inc.:
10.5% 3/15/18 (g)		2,475	2,388
10.75% 10/15/15		4,075	4,503
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,197
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 3,652	$ 3,752
UHS Escrow Corp. 7% 10/1/18		1,020	1,053
United Surgical Partners International, Inc. 8.875% 5/1/17		895	938
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		4,295	4,381
Vanguard Health Systems, Inc. 0% 2/1/16		7,085	4,658
			139,198
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,860	5,030
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,078
Giant Funding Corp. 8.25% 2/1/18 (g)		4,920	5,129
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Mylan, Inc.:
6% 11/15/18 (g)		10,955	11,119
7.625% 7/15/17 (g)		3,900	4,212
7.875% 7/15/20 (g)		7,040	7,674
Valeant Pharmaceuticals International:
6.75% 8/15/21 (g)		20,465	19,237
6.875% 12/1/18 (g)		15,705	15,352
7% 10/1/20 (g)		2,205	2,128
			71,023
TOTAL HEALTH CARE			215,251
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (g)		1,640	1,732
Alion Science & Technology Corp.:
10.25% 2/1/15		800	661
12% 11/1/14 pay-in-kind		1,462	1,494
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,236
GeoEye, Inc. 9.625% 10/1/15		1,030	1,164
Hexcel Corp. 6.75% 2/1/15		766	779
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (g)		$ 1,675	$ 1,704
7.125% 3/15/21 (g)		1,675	1,725
			12,495
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (g)		3,295	3,484
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (g)		7,170	7,385
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,148	4,749
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,833	6,708
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		798	796
Continental Airlines, Inc. 7.25% 11/10/19		4,821	5,195
Delta Air Lines, Inc. 9.5% 9/15/14 (g)		1,374	1,463
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,748	9,098
8.021% 8/10/22		3,970	4,034
Northwest Airlines Corp. 10% 2/1/09 (c)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,365	0
8.875% 6/1/06 (c)		1,355	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,144	2,186
8.028% 11/1/17		704	704
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,952	2,050
12% 11/1/13 (g)		3,415	3,628
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,849	8,908
US Airways 2011-1 Class A Pass Through Trust 7.125% 10/22/23		5,175	5,175
			62,079
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (g)		4,665	4,688
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		595	660
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Reprographics Co. 10.5% 12/15/16		$ 4,570	$ 4,479
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (g)		2,915	2,886
Casella Waste Systems, Inc.:
7.75% 2/15/19 (g)		1,160	1,163
11% 7/15/14		1,510	1,676
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	2,746
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,164
Garda World Security Corp. 9.75% 3/15/17 (g)		2,260	2,390
International Lease Finance Corp.:
5.75% 5/15/16		4,965	4,898
6.25% 5/15/19		8,195	8,011
6.75% 9/1/16 (g)		4,580	4,866
7.125% 9/1/18 (g)		9,160	9,778
8.25% 12/15/20		8,235	8,976
8.625% 9/15/15		7,985	8,664
8.75% 3/15/17		11,970	13,047
The Geo Group, Inc. 7.75% 10/15/17		2,845	2,994
United Rentals North America, Inc. 8.375% 9/15/20		6,995	6,960
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,355	3,389
			92,747
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
6% 4/5/23 (g)		2,115	2,104
7% 4/21/20 (g)		1,830	2,011
			4,115
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	695
Sensata Technologies BV 6.5% 5/15/19 (g)		5,310	5,310
			6,005
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (g)		11,050	11,713
13.5% 12/1/15 pay-in-kind (g)		4,393	4,745
			16,458
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18		650	696
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,348
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Chart Industries, Inc. 9.125% 10/15/15		$ 1,160	$ 1,206
Cummins, Inc. 7.125% 3/1/28		1,870	2,097
Navistar International Corp. 8.25% 11/1/21		9,025	9,702
Terex Corp. 10.875% 6/1/16		5,025	5,703
Xerium Technologies, Inc. 8.875% 6/15/18 (g)		3,870	3,754
			25,506
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,524
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (g)		4,440	4,418
8.875% 11/1/17		10,830	11,426
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)		1,320	1,353
SCF Capital Ltd. 5.375% 10/27/17 (g)		2,085	2,085
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,030
			23,836
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (g)		6,200	6,185
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		10,035	10,186
9.625% 3/15/18		2,465	2,644
Georgian Railway Ltd. 9.875% 7/22/15		1,850	2,056
Hertz Corp. 6.75% 4/15/19 (g)		5,355	5,275
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (g)		3,370	3,362
6.625% 12/15/20 (g)		2,020	2,086
12.5% 4/1/16		7,425	8,836
Swift Services Holdings, Inc. 10% 11/15/18		9,125	9,650
Western Express, Inc. 12.5% 4/15/15 (g)		5,935	5,623
			49,718
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		9,000	9,945
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		$ 3,089	$ 3,332
TOTAL INDUSTRIALS			320,593
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		6,165	6,273
10.125% 11/1/15 pay-in-kind (l)		4,120	4,213
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,135	1,195
6.875% 1/15/20		2,095	2,260
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,447
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	18,045
6.5% 1/15/28		6,570	5,897
ViaSat, Inc. 8.875% 9/15/16		1,335	1,415
			45,745
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (g)		6,295	6,248
7.75% 12/15/18 (g)		9,070	9,410
			15,658
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (g)		2,155	2,268
Reddy Ice Corp.:
11.25% 3/15/15		4,625	4,706
13.25% 11/1/15		3,266	3,021
			9,995
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,916
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	4,166
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,111
7.875% 7/15/20		3,910	4,154
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,418
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telcordia Technologies, Inc. 11% 5/1/18 (g)		$ 6,855	$ 8,654
Unisys Corp.:
12.5% 1/15/16		3,030	3,318
12.75% 10/15/14 (g)		201	235
			28,056
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,677
8.125% 12/15/17		3,470	3,609
Freescale Semiconductor, Inc. 10.75% 8/1/20 (g)		3,485	3,886
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		10,905	12,173
Spansion LLC 11.25% 1/15/16 (c)(g)		4,255	918
STATS ChipPAC Ltd. 7.5% 8/12/15 (g)		1,935	2,080
Viasystems, Inc. 12% 1/15/15 (g)		4,000	4,390
			28,733
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	522
TOTAL INFORMATION TECHNOLOGY			137,625
MATERIALS - 2.5%
Chemicals - 0.6%
Braskem Finance Ltd.:
5.75% 4/15/21 (g)		2,030	2,040
7% 5/7/20 (g)		1,875	2,041
Celanese US Holdings LLC 5.875% 6/15/21		2,555	2,574
Ferro Corp. 7.875% 8/15/18		4,325	4,498
Georgia Gulf Corp. 9% 1/15/17 (g)		10,825	11,637
Ineos Finance PLC 9% 5/15/15 (g)		2,655	2,808
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (g)		5,985	6,045
Nalco Co. 6.625% 1/15/19 (g)		6,310	6,468
NOVA Chemicals Corp.:
3.542% 11/15/13 (l)		1,690	1,677
6.5% 1/15/12		5,775	5,862
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)		1,105	1,055
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		3,547	3,671
PolyOne Corp. 7.375% 9/15/20		1,845	1,923
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20		$ 2,180	$ 2,376
8.75% 11/1/17		1,100	1,194
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,696
TPC Group LLC 8.25% 10/1/17 (g)		2,195	2,277
			59,842
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		4,405	4,526
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)		1,190	1,232
9.125% 10/15/20 (g)		4,495	4,720
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,864
9.75% 1/15/21		5,485	5,334
Berry Plastics Holding Corp. 4.122% 9/15/14 (l)		640	602
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (g)(l)		2,429	2,387
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (g)		5,300	5,366
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,599
7.5% 12/15/96		3,685	2,874
			41,504
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (g)		33	33
9% 12/15/14 pay-in-kind (c)(l)		2,790	14
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,775	2,028
7.75% 11/3/20 (g)		2,685	2,917
Aperam:
7.375% 4/1/16 (g)		1,195	1,207
7.75% 4/1/18 (g)		980	990
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)		2,155	2,203
Calcipar SA 6.875% 5/1/18 (g)		1,900	1,914
CSN Islands XII Corp. 7% (Reg. S) (h)		7,115	6,990
Edgen Murray Corp. 12.25% 1/15/15		8,545	8,609
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Evraz Group SA:
8.25% 11/10/15 (g)		$ 1,970	$ 2,192
9.5% 4/24/18 (Reg. S)		3,015	3,467
Ferrexpo Finance PLC 7.875% 4/7/16 (g)		1,975	2,029
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)		7,260	7,278
6.875% 2/1/18 (g)		7,260	7,405
7% 11/1/15 (g)		9,155	9,384
McJunkin Red Man Corp. 9.5% 12/15/16 (g)		8,725	8,965
Metinvest BV 10.25% 5/20/15 (g)		1,895	2,063
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		4,370	4,392
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,135	1,118
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,435	3,555
RathGibson, Inc. 11.25% 2/15/14 (c)		5,783	1
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,723
Southern Copper Corp. 6.75% 4/16/40		5,265	5,108
Vedanta Resources PLC:
6.75% 6/7/16 (g)		4,910	4,910
8.25% 6/7/21 (g)		2,175	2,197
Votorantim Cimentos SA 7.25% 4/5/41 (g)		2,030	2,010
			100,702
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (g)		14,882	16,110
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,234
Georgia-Pacific LLC 5.4% 11/1/20 (g)		6,505	6,749
Glatfelter 7.125% 5/1/16		550	568
NewPage Corp.:
6.5233% 5/1/12 (l)		1,770	460
11.375% 12/31/14		4,775	4,453
Sino-Forest Corp. 6.25% 10/21/17 (g)		2,165	996
Solo Cup Co. 8.5% 2/15/14		2,140	1,947
			32,517
TOTAL MATERIALS			234,565
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.5%
Alestra SA de RL de CV 11.75% 8/11/14		6,120	7,007
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,730	$ 2,798
7.875% 1/15/27		4,895	4,748
9% 8/15/31		3,655	3,746
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)		12,857	13,853
Frontier Communications Corp.:
8.25% 4/15/17		7,925	8,599
8.5% 4/15/20		21,295	23,158
8.75% 4/15/22		13,695	14,739
Global Crossing Ltd. 12% 9/15/15		20,305	23,655
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		2,010	2,226
Sprint Capital Corp.:
6.875% 11/15/28		88,680	84,246
6.9% 5/1/19		15,450	15,914
8.75% 3/15/32		75,426	81,649
Telemar Norte Leste SA 5.5% 10/23/20 (g)		1,970	1,943
U.S. West Communications:
6.875% 9/15/33		2,535	2,443
7.25% 9/15/25		535	554
7.25% 10/15/35		1,455	1,444
7.5% 6/15/23		460	460
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)		4,780	4,971
11.75% 7/15/17 (g)		34,975	39,697
			337,850
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (g)		4,260	4,558
Cricket Communications, Inc. 7.75% 10/15/20 (g)		1,995	1,935
Digicel Group Ltd.:
8.25% 9/1/17 (g)		2,390	2,477
8.875% 1/15/15 (g)		23,300	23,766
9.125% 1/15/15 pay-in-kind (g)(l)		14,920	15,256
10.5% 4/15/18 (g)		30,980	34,506
12% 4/1/14 (g)		9,725	11,281
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (g)		11,235	11,207
7.5% 4/1/21 (g)		21,055	21,055
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 4,220	$ 4,484
9.5% 6/15/16		19,260	20,223
MTS International Funding Ltd. 8.625% 6/22/20 (g)		4,255	4,846
NII Capital Corp.:
7.625% 4/1/21		10,095	10,524
10% 8/15/16		10,285	11,931
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		11,684	11,450
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		6,050	6,383
VimpelCom Holdings BV:
4.2465% 6/29/14 (g)(l)		2,060	2,060
7.5043% 3/1/22 (g)		26,110	26,110
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (g)		4,005	4,110
7.748% 2/2/21 (g)		15,300	15,721
			243,883
TOTAL TELECOMMUNICATION SERVICES			581,733
UTILITIES - 2.2%
Electric Utilities - 0.5%
Aguila 3 SA 7.875% 1/31/18 (g)		2,890	2,962
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,755
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		1,935	1,954
Intergen NV 9% 6/30/17 (g)		17,825	18,850
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,235	4,923
7.75% 1/20/20 (g)		3,370	3,943
8% 8/7/19 (g)		2,455	2,903
National Power Corp. 6.875% 11/2/16 (g)		1,890	2,164
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (g)		4,785	4,737
			45,191
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,685	1,811
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31		$ 6,645	$ 7,739
8% 3/1/32		3,550	4,448
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,532
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		7,290	7,071
			23,601
Independent Power Producers & Energy Traders - 1.5%
Calpine Corp. 7.875% 1/15/23 (g)		26,885	27,692
Energy Future Holdings Corp. 10% 1/15/20		8,880	9,391
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		38,268	40,755
11% 10/1/21 (g)		30,866	30,712
NRG Energy, Inc.:
7.625% 5/15/19 (g)		7,135	7,064
7.875% 5/15/21 (g)		7,135	7,081
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		2,795	3,312
7.39% 12/2/24 (g)		2,880	3,413
TXU Corp.:
6.5% 11/15/24		11,785	5,893
6.55% 11/15/34		18,090	8,864
			144,177
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (g)		1,915	1,963
TOTAL UTILITIES			214,932
TOTAL NONCONVERTIBLE BONDS			3,407,326
TOTAL CORPORATE BONDS (Cost $3,339,077)			3,530,911
U.S. Government and Government Agency Obligations - 20.7%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 12/28/12		$ 9,070	$ 9,071
0.5% 8/9/13		5,689	5,681
1.125% 6/27/14		3,411	3,429
Federal Home Loan Bank:
0.875% 8/22/12		4,890	4,919
0.875% 12/27/13		775	778
1.875% 6/21/13		36,440	37,411
Freddie Mac:
0.375% 11/30/12		1,683	1,683
1% 7/30/14		9,300	9,286
1% 8/27/14		4,688	4,682
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		13,892	16,008
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,655
5.685% 5/15/12		1,285	1,345
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		211	224
Tennessee Valley Authority:
3.875% 2/15/21		14,690	15,079
5.25% 9/15/39		5,600	5,930
5.375% 4/1/56		7,000	7,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			124,697
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		13,737	14,953
U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds:
3.875% 8/15/40		31,273	28,634
4.375% 5/15/41		119,358	119,190
4.75% 2/15/41		48,702	51,769
5.25% 2/15/29		34,710	40,041
6.125% 8/15/29		9,487	12,051
6.25% 8/15/23 (k)		36,125	45,800
7.5% 11/15/16		2,850	3,675
7.5% 11/15/24		10,690	15,046
7.625% 2/15/25		11,000	15,661
7.875% 2/15/21		6,800	9,531
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21		$ 11,000	$ 15,651
8.125% 5/15/21		9,286	13,250
9.875% 11/15/15		11,595	15,740
U.S. Treasury Notes:
0.375% 6/30/13		241,750	241,286
0.5% 5/31/13		45,989	46,029
0.75% 6/15/14 (f)		145,505	145,289
1% 5/15/14		73,795	74,262
1.25% 8/31/15		15,400	15,323
1.25% 10/31/15		24,400	24,181
1.375% 2/15/13		30,123	30,600
1.5% 6/30/16		21,732	21,454
1.875% 6/30/15		17,707	18,112
1.875% 8/31/17		7,700	7,541
1.875% 9/30/17		5,400	5,276
2.125% 5/31/15		20,082	20,752
2.375% 8/31/14		13,000	13,598
2.375% 9/30/14		8,471	8,863
2.375% 10/31/14		49,620	51,884
2.375% 7/31/17		20,000	20,200
2.375% 6/30/18		123,218	122,217
2.5% 3/31/15		58,749	61,608
2.625% 7/31/14		66,965	70,564
2.625% 4/30/16		3,137	3,276
2.75% 11/30/16		10,000	10,419
3% 9/30/16		8,408	8,886
3% 2/28/17		66,584	70,012
3.125% 10/31/16		20,033	21,279
3.125% 1/31/17		30,990	32,832
3.125% 5/15/19		16,237	16,749
3.125% 5/15/21		7,056	7,031
3.375% 6/30/13		8,470	8,961
3.625% 8/15/19		5,731	6,102
3.625% 2/15/21		906	944
4.25% 11/15/17		28,890	32,359
4.5% 5/15/17		13,745	15,587
TOTAL U.S. TREASURY OBLIGATIONS			1,619,515
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Other Government Related - 2.4%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (i)		$ 3,013	$ 3,060
3.125% 6/15/12 (FDIC Guaranteed) (i)		45	46
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (i)		15,000	15,278
1.875% 5/7/12 (FDIC Guaranteed) (i)		18,000	18,252
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (i)		29,000	29,560
1.875% 11/15/12 (FDIC Guaranteed) (i)		6,937	7,064
2% 3/30/12 (FDIC Guaranteed) (i)		10,000	10,141
2.125% 7/12/12 (FDIC Guaranteed) (i)		2,505	2,554
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (i)		19,526	19,886
2.125% 12/21/12 (FDIC Guaranteed) (i)		15,000	15,355
2.625% 12/28/12 (FDIC Guaranteed) (i)		5,402	5,564
3% 12/9/11 (FDIC Guaranteed) (i)		3,120	3,158
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (i)		21,000	21,354
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (i)		45	46
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (i)		5,230	5,325
3.125% 12/1/11 (FDIC Guaranteed) (i)		520	526
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5539% 12/7/20 (NCUA Guaranteed) (l)		5,046	5,060
Series 2011-R1 Class 1A, 0.6398% 1/8/20 (NCUA Guaranteed) (l)		7,695	7,707
Series 2011-R4 Class 1A, 0.5895% 3/6/20 (NCUA Guaranteed) (l)		5,420	5,423
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,555
2.35% 6/12/17 (NCUA Guaranteed)		31,000	30,650
3.45% 6/12/21 (NCUA Guaranteed)		25,300	24,905
TOTAL OTHER GOVERNMENT RELATED			234,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,963,107)			1,993,634
U.S. Government Agency - Mortgage Securities - 1.8%
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - 0.9%
2.05% 9/1/33 (l)		$ 770	$ 798
2.05% 11/1/35 (l)		850	887
2.297% 11/1/33 (l)		152	158
2.479% 10/1/35 (l)		114	118
2.509% 2/1/36 (l)		156	163
2.526% 6/1/47 (l)		210	220
2.534% 1/1/35 (l)		443	461
2.538% 7/1/35 (l)		378	395
2.545% 3/1/33 (l)		219	228
2.584% 6/1/36 (l)		60	63
2.587% 5/1/35 (l)		1,494	1,569
2.593% 2/1/37 (l)		863	903
2.605% 11/1/36 (l)		69	72
2.632% 4/1/36 (l)		684	718
2.837% 9/1/36 (l)		209	219
3.117% 8/1/35 (l)		1,103	1,171
3.5% 12/1/25 to 3/1/41		52,600	50,357
3.691% 5/1/40 (l)		2,884	3,023
3.697% 5/1/40 (l)		3,433	3,599
3.789% 6/1/40 (l)		3,002	3,149
3.838% 5/1/36 (l)		126	132
3.972% 11/1/39 (l)		2,571	2,708
4% 9/1/13		190	198
5% 2/1/16 to 5/1/22		77	81
5.5% 5/1/15 to 4/1/21		8,809	9,567
5.963% 3/1/37 (l)		131	142
6% 6/1/16 to 10/1/38		1,421	1,560
6% 7/1/41 (j)		500	549
6.5% 12/1/12 to 5/1/27		659	730
7.5% 1/1/28		77	88
TOTAL FANNIE MAE			84,026
Freddie Mac - 0.4%
1.945% 3/1/35 (l)		256	264
2.046% 5/1/37 (l)		151	157
2.075% 3/1/37 (l)		52	54
2.244% 1/1/36 (l)		105	108
2.328% 6/1/33 (l)		470	488
2.474% 12/1/33 (l)		967	1,012
2.487% 10/1/35 (l)		516	539
2.508% 12/1/36 (l)		1,577	1,647
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.51% 5/1/37 (l)		$ 1,478	$ 1,555
2.51% 5/1/37 (l)		835	875
2.54% 6/1/37 (l)		459	483
2.557% 4/1/37 (l)		172	180
2.615% 9/1/35 (l)		88	93
2.635% 7/1/35 (l)		503	523
2.654% 2/1/36 (l)		24	25
2.694% 5/1/37 (l)		130	137
2.715% 10/1/36 (l)		610	637
2.772% 1/1/35 (l)		1,269	1,330
3.021% 7/1/35 (l)		360	381
3.162% 1/1/37 (l)		481	502
3.281% 10/1/35 (l)		86	92
3.416% 4/1/35 (l)		1,093	1,155
3.801% 4/1/40 (l)		2,834	2,970
4.5% 8/1/33		421	439
5.138% 4/1/35 (l)		57	61
5.5% 11/1/18 to 11/1/21		22,830	24,762
5.847% 6/1/37 (l)		57	60
5.931% 6/1/37 (l)		105	110
6.147% 7/1/36 (l)		199	210
6.383% 8/1/37 (l)		270	288
6.473% 2/1/37 (l)		101	105
6.5% 2/1/13 to 3/1/22		2,981	3,253
7.22% 4/1/37 (l)		9	9
8.5% 3/1/20		4	5
TOTAL FREDDIE MAC			44,509
Ginnie Mae - 0.5%
3.5% 7/1/41 (j)		10,400	10,085
4% 9/15/25		997	1,052
4.751% 12/20/60 (q)		3,336	3,572
5.492% 4/20/60 (q)		9,031	9,922
5.5% 2/20/60 (q)		19,582	21,422
7% 9/15/25 to 8/15/31		49	57
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 88	$ 101
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			46,223
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $172,683)			174,758
Asset-Backed Securities - 0.0%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.796% 3/25/17 (l)	EUR	1,009	1,434
Auto ABS Compartiment Series 2006-1 Class B, 1.599% 7/25/17 (l)	EUR	500	708
Clock Finance BV Series 2007-1:
Class B2, 1.654% 2/25/15 (l)	EUR	700	975
Class C2, 1.834% 2/25/15 (l)	EUR	400	551
Geldilux Ltd. Series 2007-TS Class C, 1.769% 9/8/14 (l)	EUR	400	557
Leek Finance PLC:
Series 17X Class A2A, 0.9456% 12/21/37 (l)	GBP	169	261
Series 18X Class BC, 1.902% 9/21/38 (l)	EUR	600	779
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	69
TOTAL ASSET-BACKED SECURITIES (Cost $5,186)			5,334
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 0.0%
Fosse Master Issuer PLC Series 2011-1X Class A4, 2.583% 10/18/54 (l)	EUR	2,100	3,046
Granite Mortgages PLC 1.145% 3/20/44 (l)	GBP	226	348
TOTAL PRIVATE SPONSOR			3,394
U.S. Government Agency - 2.7%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,379
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,504
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2009-14 Class EB, 4.5% 3/25/24		$ 3,710	$ 4,023
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,543
Series 2010-109 Class IM, 5.5% 9/25/40 (n)		10,772	2,075
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		6,900	805
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6858% 9/25/23 (l)		2,182	2,185
Series 2010-86 Class FE, 0.6358% 8/25/25 (l)		3,246	3,257
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		89	96
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,610
Series 2003-70 Class BJ, 5% 7/25/33		890	947
Series 2004-80 Class LD, 4% 1/25/19		1,850	1,928
Series 2004-81 Class KD, 4.5% 7/25/18		3,435	3,588
Series 2005-52 Class PB, 6.5% 12/25/34		1,016	1,091
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		303	331
Series 2004-95 Class AN, 5.5% 1/25/25		1,102	1,185
Series 2005-117, Class JN, 4.5% 1/25/36		808	827
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,993
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,793
Series 2008-27 Class KB, 4.5% 4/25/23		2,090	2,273
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		1,731	208
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		3,377	393
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		5,661	1,082
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.537% 5/15/38 (l)		15,166	15,164
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		183	203
Series 2115 Class PE, 6% 1/15/14		41	43
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.6871% 6/15/18 (l)		86	87
Series 3346 Class FA, 0.4171% 2/15/19 (l)		10,543	10,554
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		335	360
Series 2381 Class OG, 5.5% 11/15/16		223	239
Series 2425 Class JH, 6% 3/15/17		423	461
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,751
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2672 Class MG, 5% 9/15/23		$ 3,360	$ 3,676
Series 2695 Class DG, 4% 10/15/18		3,865	4,084
Series 2831 Class PB, 5% 7/15/19		3,990	4,347
Series 2866 Class XE, 4% 12/15/18		5,495	5,742
Series 2996 Class MK, 5.5% 6/15/35		467	517
Series 3147 Class PF, 0.4871% 4/15/36 (l)		4,695	4,672
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		523	582
Series 2570 Class CU, 4.5% 7/15/17		62	64
Series 2572 Class HK, 4% 2/15/17		33	33
Series 2627:
Class BG, 3.25% 6/15/17		54	55
Class KP, 2.87% 12/15/16		26	27
Series 2645, Class BY, 4.5% 7/15/18		2,270	2,470
Series 2668 Class AZ, 4% 9/15/18		3,407	3,548
Series 2860 Class CP, 4% 10/15/17		12	12
Series 2887 Class EB, 4.5% 11/15/19		5,100	5,546
Series 2930 Class KT, 4.5% 2/15/20		3,180	3,456
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,790
Series 3277 Class B, 4% 2/15/22		2,800	2,968
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,441
Series 3578, Class B, 4.5% 9/15/24		3,740	4,028
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,339
Series 2863 Class DB, 4% 9/15/14		94	95
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5158% 7/20/60 (l)(q)		5,537	5,474
Series 2010-H18 Class AF, 0.543% 9/20/60 (l)(q)		5,762	5,701
Series 2010-H19 Class FG, 0.4858% 8/20/60 (l)(q)		7,324	7,211
Series 2010-H27 Series FA, 0.5903% 12/20/60 (l)(q)		2,407	2,378
Series 2011-H03 Class FA, 0.6858% 1/20/61 (l)(q)		8,368	8,326
Series 2011-H05 Class FA, 0.6858% 12/20/60 (l)(q)		4,355	4,334
Series 2011-H07 Class FA, 0.6858% 2/20/61 (l)(q)		7,895	7,871
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.6758% 2/20/61 (l)(q)		$ 8,864	$ 8,831
Series 2011-H13 Class FA, 0.6858% 4/20/61 (l)(q)		3,825	3,825
Series 2011-H14:
Class FB, 0.7% 5/20/61 (l)(q)		4,200	4,200
Class FC, 0.7% 5/20/61 (l)(q)		4,450	4,450
planned amortization Series 2011-61 Class OP, 0% 5/20/40		5,363	4,460
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,023
Series 2004-79 Class FA, 0.4858% 1/20/31 (l)		1,092	1,092
Series 2010-42 Class OP, 4/20/40 (o)		12,279	9,819
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,583	10,604
Class ZC, 5.5% 7/16/34		10,925	12,041
Government National Mortgage Association PSC planned amortization Series 2011-79, 6/20/40 (o)		9,180	6,948
TOTAL U.S. GOVERNMENT AGENCY			254,058
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $255,453)			257,452
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3269% 10/22/37 (l)	GBP	1,000	1,011
German Residential Asset Note Distributor PLC Series 1 Class A, 1.578% 7/20/16 (l)	EUR	1,190	1,647
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0294% 10/15/14 (l)	GBP	650	969
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (l)	GBP	869	1,310
Skyline BV Series 2007-1 Class D, 2.159% 7/22/43 (l)	EUR	1,100	1,436
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,346)			6,373
Foreign Government and Government Agency Obligations - 21.6%
		Principal Amount (000s)(d)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (g)		$ 1,990	$ 1,997
6.875% 4/30/40 (g)		2,275	2,190
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,023	7,963
0.4677% 8/3/12 (l)		39,515	38,682
2.5% 12/31/38 (e)		7,920	3,445
7% 9/12/13		24,250	24,624
7% 10/3/15		22,860	22,117
Aruba Government 6.4% 9/6/15 (g)		1,271	1,336
Austrian Republic:
3.65% 4/20/22	EUR	5,500	8,032
4% 9/15/16 (g)	EUR	22,100	33,842
Bahamian Republic 6.95% 11/20/29 (g)		3,095	3,343
Bahrain Kingdom 5.5% 3/31/20		2,175	2,126
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Barbados Government 7.25% 12/15/21 (g)		1,956	2,054
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,745	7,871
8.95% 1/26/18		3,645	3,208
Bermuda Government 5.603% 7/20/20 (g)		1,935	2,143
Brazilian Federative Republic:
5.625% 1/7/41		6,025	6,182
6% 1/17/17		4,185	4,892
7.125% 1/20/37		4,575	5,639
8.25% 1/20/34		1,500	2,059
8.75% 2/4/25		2,560	3,635
10.125% 5/15/27		3,250	5,086
12.25% 3/6/30		3,130	5,728
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,730	2,020
Canadian Government:
1% 9/1/11	CAD	145,600	150,981
2% 6/1/16	CAD	13,355	13,637
3.5% 6/1/20	CAD	25,350	27,266
5% 6/1/37	CAD	23,900	30,697
Central Bank of Nigeria warrants 11/15/20 (a)(p)		2,750	495
Colombian Republic:
7.375% 1/27/17		2,905	3,559
7.375% 9/18/37		6,100	7,686
10.375% 1/28/33		4,515	7,134
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Colombian Republic: - continued
11.75% 2/25/20		$ 2,910	$ 4,496
Congo Republic 3% 6/30/29 (e)		6,061	3,940
Croatia Republic:
6.375% 3/24/21 (g)		5,215	5,404
6.625% 7/14/20 (g)		6,600	6,988
6.75% 11/5/19 (g)		3,985	4,295
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (g)		4,800	4,836
7.4% 1/22/15 (g)		5,145	5,608
8.25% 10/24/12 (g)		1,910	2,037
Dominican Republic:
1.2156% 8/30/24 (l)		5,813	5,130
7.5% 5/6/21 (g)		3,030	3,151
9.04% 1/23/18 (g)		2,672	3,000
9.5% 9/27/11 (Reg. S)		2,181	2,220
Dutch Government:
2.5% 1/15/17	EUR	20,000	28,572
3.25% 7/15/21	EUR	10,000	14,388
El Salvador Republic:
7.375% 12/1/19 (g)		1,865	2,052
7.625% 2/1/41 (g)		2,045	2,096
7.65% 6/15/35 (Reg. S)		2,935	3,038
7.75% 1/24/23 (Reg. S)		2,400	2,712
8.25% 4/10/32 (Reg. S)		1,435	1,604
Finnish Government 3.375% 4/15/20	EUR	13,900	20,356
French Republic:
OAT 4.5% 4/25/41	EUR	15,475	23,532
3.25% 10/25/21	EUR	47,950	67,949
4% 4/25/55	EUR	5,750	7,957
Gabonese Republic 8.2% 12/12/17 (g)		3,225	3,781
Georgia Republic 6.875% 4/12/21 (g)		4,895	5,017
German Federal Republic:
1.25% 9/16/11	EUR	69,550	100,182
3.25% 7/4/21	EUR	19,500	28,814
3.25% 7/4/42	EUR	3,930	5,172
Ghana Republic:
8.5% 10/4/17 (g)		3,040	3,428
14.25% 7/29/13	GHS	3,400	2,292
14.99% 3/11/13	GHS	13,200	8,992
15.65% 6/3/13	GHS	1,315	909
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Hungarian Republic:
6.25% 1/29/20		$ 3,390	$ 3,576
6.375% 3/29/21		8,049	8,492
7.625% 3/29/41		3,885	4,196
Indonesian Republic:
4.875% 5/5/21 (g)		2,130	2,189
5.875% 3/13/20 (g)		6,015	6,692
6.625% 2/17/37 (g)		4,025	4,478
6.875% 1/17/18 (g)		3,830	4,486
7.5% 1/15/16 (g)		2,045	2,426
7.75% 1/17/38 (g)		6,585	8,248
8.5% 10/12/35 (Reg. S)		4,790	6,467
11.625% 3/4/19 (g)		6,320	9,338
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		12,060	10,432
Israeli State 5.5% 12/4/23		12,355	14,276
Italian Republic:
3% 4/1/14	EUR	35,000	50,033
3.75% 4/15/16	EUR	42,325	60,127
4.75% 9/1/21	EUR	53,800	77,550
5% 9/1/40	EUR	21,275	28,197
Japan Government:
0.3% 12/15/11	JPY	6,280,000	78,025
1.1% 6/20/20	JPY	5,422,500	68,005
1.8% 6/20/18	JPY	1,800,000	24,031
1.9% 9/20/30	JPY	3,480,000	43,384
2% 9/20/40	JPY	495,000	6,103
Jordanian Kingdom 3.875% 11/12/15		2,235	2,129
Lebanese Republic 4% 12/31/17		10,104	9,738
Lithuanian Republic:
5.125% 9/14/17 (g)		1,670	1,716
6.125% 3/9/21 (g)		2,105	2,234
6.75% 1/15/15 (g)		4,235	4,664
7.375% 2/11/20 (g)		4,305	4,962
Peruvian Republic:
3% 3/7/27 (e)		1,611	1,402
5.625% 11/18/50		5,180	4,882
7.35% 7/21/25		2,985	3,634
8.75% 11/21/33		7,050	9,606
Philippine Republic:
5.5% 3/30/26		2,035	2,086
6.375% 1/15/32		2,020	2,215
6.375% 10/23/34		2,975	3,261
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Philippine Republic: - continued
6.5% 1/20/20		$ 2,960	$ 3,448
9.5% 2/2/30		2,355	3,421
10.625% 3/16/25		3,140	4,789
Polish Government:
3.875% 7/16/15		1,945	2,008
4% 3/23/21	EUR	9,650	12,999
Provincia de Cordoba 12.375% 8/17/17 (g)		4,690	4,901
Provincia de Neuquen Argentina 7.875% 4/26/21 (g)		2,050	2,096
Republic of Iceland 4.875% 6/16/16 (g)		2,240	2,248
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,350	11,115
Republic of Nigeria 6.75% 1/28/21 (g)		4,605	4,835
Republic of Senegal 8.75% 5/13/21 (g)		3,520	3,621
Republic of Serbia 6.75% 11/1/24 (g)		23,823	23,823
Russian Federation:
3.625% 4/29/15 (g)		7,100	7,278
5% 4/29/20 (g)		11,000	11,344
7.5% 3/31/30 (Reg. S)		57,778	68,091
11% 7/24/18 (Reg. S)		1,310	1,870
12.75% 6/24/28 (Reg. S)		8,740	15,470
Spanish Kingdom 5.5% 4/30/21	EUR	5,800	8,454
Turkish Republic:
5.625% 3/30/21		4,440	4,646
6% 1/14/41		2,250	2,192
6.75% 4/3/18		6,910	7,857
6.75% 5/30/40		5,740	6,199
6.875% 3/17/36		12,320	13,552
7% 9/26/16		7,190	8,236
7.25% 3/15/15		4,505	5,138
7.25% 3/5/38		8,050	9,253
7.375% 2/5/25		12,330	14,605
7.5% 7/14/17		7,085	8,328
7.5% 11/7/19		5,465	6,487
11.875% 1/15/30		4,915	8,356
UK Treasury Index-Linked GILT:
2% 1/22/16	GBP	14,225	22,762
3.75% 9/7/20	GBP	29,850	49,286
4.25% 3/7/36	GBP	14,400	23,015
4.25% 12/7/40	GBP	29,300	46,735
5% 3/7/12	GBP	28,150	46,527
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		4,100	4,274
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Ukraine Government:
6.25% 6/17/16 (g)		$ 3,595	$ 3,591
6.385% 6/26/12 (g)		5,300	5,433
6.75% 11/14/17 (g)		5,725	5,754
6.875% 9/23/15 (g)		3,325	3,436
7.65% 6/11/13 (g)		3,195	3,356
7.75% 9/23/20 (g)		3,430	3,555
7.95% 2/23/21 (g)		3,275	3,411
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,276
United Mexican States:
5.125% 1/15/20		6,648	7,180
5.625% 1/15/17		7,506	8,538
5.75% 10/12/10		5,246	4,889
5.95% 3/19/19		4,230	4,854
6.05% 1/11/40		13,914	14,804
6.75% 9/27/34		6,070	7,056
7.5% 4/8/33		2,770	3,490
8.3% 8/15/31		2,600	3,562
Uruguay Republic:
6.875% 9/28/25		1,675	2,039
7.875% 1/15/33 pay-in-kind		3,815	4,816
8% 11/18/22		6,512	8,426
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		10,801	294
6% 12/9/20		4,800	2,971
7% 3/31/38		4,180	2,393
8.5% 10/8/14		5,030	4,552
9% 5/7/23 (Reg. S)		19,960	14,351
9.25% 9/15/27		13,485	10,114
9.25% 5/7/28 (Reg. S)		8,130	5,675
9.375% 1/13/34		6,705	4,720
10.75% 9/19/13		5,178	5,113
12.75% 8/23/22		17,825	15,953
13.625% 8/15/18		9,795	9,746
Vietnamese Socialist Republic:
1.274% 3/12/16 (l)		3,228	3,067
4% 3/12/28 (e)		12,550	10,605
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (g)		$ 3,350	$ 3,484
6.875% 1/15/16 (g)		5,315	5,660
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,977,643)			2,077,320
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (g) (Cost $1,865)		1,865	2,052
Common Stocks - 1.1%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc. (a)	122,400	3,183

Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	127,671	2,732
warrants 7/10/19 (a)	127,671	2,034
		4,766
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. (a)(u)	2,469,644	11,731
HMH Holdings, Inc. warrants 3/9/17 (a)(u)	636,272	318
RDA Holding Co. warrants 2/19/14 (a)(u)	9,559	26
		12,140
TOTAL CONSUMER DISCRETIONARY		20,089
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	6,088	685
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
New Penhall Holding Co.: - continued
Class B (a)	2,029	$ 228
Station Holdco LLC (s)(u)	3,699,288	3,699
		4,612
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,026	184
Building Products - 0.1%
Nortek, Inc. (a)	266,722	9,599
Nortek, Inc. warrants 12/7/14 (a)	7,154	57
		9,656
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (g)	406,681	6,461
TOTAL INDUSTRIALS		16,308
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (u)	49,030	508
MATERIALS - 0.7%
Chemicals - 0.6%
Celanese Corp. Class A	8,316	443
Chemtura Corp. (a)	112,703	2,051
Georgia Gulf Corp. (a)	316,947	7,651
LyondellBasell Industries NV Class A	898,149	34,597
Tronox, Inc. (a)	95,261	13,337
Tronox, Inc.	16,192	2,040
		60,119
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	275
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Aleris International, Inc. (u)	38,307	$ 2,069
Rathgibson Acquisition Co. LLC Class A (a)(u)	286,500	3,441
		5,510
TOTAL MATERIALS		65,904
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	184
TOTAL COMMON STOCKS (Cost $87,442)		107,605
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	309,600	15,090
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,422
TOTAL CONSUMER DISCRETIONARY		19,512
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	32,600	1,720
TOTAL CONVERTIBLE PREFERRED STOCKS		21,232
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	608,970	15,590
GMAC LLC 7.00% (g)	21,976	20,438
		36,028
TOTAL PREFERRED STOCKS (Cost $48,311)		57,260
Floating Rate Loans - 4.4%
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (l)	$ 254	$ 255
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.7129% 7/24/14 (l)	6,234	6,055
Tranche DD, term loan 2.7% 7/24/14 (l)	642	624
Thomson Learning Tranche B, term loan 2.44% 7/5/14 (l)	1	1
		6,680
Leisure Equipment & Products - 0.1%
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (l)	1,445	1,445
Tranche B 1LN, term loan 5.75% 6/7/18 (l)	4,445	4,439
		5,884
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.19% 3/6/14 (l)	204	204
Univision Communications, Inc. term loan 4.4412% 3/31/17 (l)	21,412	20,342
		20,546
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)	8,663	8,620
Michaels Stores, Inc.:
Tranche B1, term loan 2.5462% 10/31/13 (l)	8,588	8,416
Tranche B2, term loan 4.7962% 7/31/16 (l)	10,157	10,093
		27,129
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4358% 4/4/14 (l)	1,580	1,517
TOTAL CONSUMER DISCRETIONARY		62,011
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (l)	2,425	2,443
U.S. Foodservice term loan 5.75% 3/31/17 (l)	8,150	7,864
		10,307
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (l)	$ 4,700	$ 4,700
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (l)	2,444	2,429
TOTAL CONSUMER STAPLES		17,436
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (l)	11,147	11,119
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (l)	4,069	4,079
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (l)	1,930	1,923
		6,002
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (l)	480	449
Credit-Linked Deposit 4.4603% 10/10/16 (l)	631	566
term loan 4.5183% 10/10/16 (l)	6,743	6,052
Tranche B, term loan 3.2683% 10/10/13 (l)	4,177	3,906
Tranche DD, term loan 3.2683% 10/10/13 (l)	14,046	13,133
		24,106
TOTAL FINANCIALS		30,108
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (l)	2,501	2,482
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (l)	5,870	5,848
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (l)	2,530	2,517
		10,847
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (l)	$ 1,736	$ 1,738
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (l)	9,560	8,748
United Air Lines, Inc. Tranche B, term loan 2.2319% 2/1/14 (l)	12,256	11,674
US Airways Group, Inc. term loan 2.6858% 3/23/14 (l)	10,354	9,370
		29,792
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (l)	4,705	4,729
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)	15,375	15,029
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (l)	1,075	1,074
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5003% 12/3/14 (l)	12,183	11,970
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (l)	9,738	9,726
		21,696
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (l)	2,618	2,631
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (l)	1,123	1,123
Tranche D, term loan 5/13/14 (t)	1,123	1,123
		2,246
TOTAL INDUSTRIALS		78,935
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (l)	1,002	1,006
Electronic Equipment & Components - 0.2%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (l)	2,910	2,906
Flextronics International Ltd.:
Tranche B A1, term loan 2.4358% 10/1/14 (l)	974	961
Tranche B A2, term loan 2.4413% 10/1/14 (l)	2,091	2,055
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B A3, term loan 2.4404% 10/1/14 (l)	$ 2,440	$ 2,397
Tranche B-A, term loan 2.4402% 10/1/14 (l)	3,388	3,333
Tranche B-B, term loan 2.4404% 10/1/12 (l)	3,256	3,240
		14,892
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. term loan 4.441% 12/1/16 (l)	32,035	31,835
NXP BV term loan 4.5% 3/4/17 (l)	5,920	5,942
Spansion, Inc. term loan 4.75% 2/9/15 (l)	6,474	6,490
		44,267
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (l)	11,644	11,499
Tranche 2LN, term loan 6.057% 6/11/15 (l)	1,790	1,772
		13,271
TOTAL INFORMATION TECHNOLOGY		73,436
MATERIALS - 0.3%
Chemicals - 0.1%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (l)	14,851	14,554
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (l)	7,882	7,892
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2607% 4/3/15 (l)	8,749	8,224
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (l)	1,530	1,532
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (l)	308	304
Tranche DD, term loan 6.7163% 9/30/11 (l)(t)	107	106
		410
TOTAL MATERIALS		32,612
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Asurion LLC term loan 9% 5/24/19 (l)	$ 8,175	$ 8,195
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (l)	636	635
Intelsat Jackson Holdings SA:
term loan 3.2853% 2/1/14 (l)	13,475	12,936
Tranche B, term loan 5.25% 4/2/18 (l)	17,615	17,682
		39,448
UTILITIES - 0.7%
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (l)	87,346	68,567
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)	2,030	2,025
TOTAL UTILITIES		70,592
TOTAL FLOATING RATE LOANS (Cost $402,243)		426,544
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	6,656	6,315
Goldman Sachs 1.25% 12/14/19 (l)	6,099	5,786
1.25% 12/14/19 (l)	451	428
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $11,302)		12,529
Fixed-Income Funds - 2.0%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $129,696)	1,886,156	191,181
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $652,264)	652,263,681	$ 652,264
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $9,053,618)		9,495,217
NET OTHER ASSETS (LIABILITIES) (r) - 1.4%		133,507
NET ASSETS - 100%		$ 9,628,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
461 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 101,117	$ 186

The face value of futures purchased as a percentage of net assets is 1.1%
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,819,660,000 or 18.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $157,169,000 or 1.6% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $254,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Includes cash collateral of $102,000,000 received from securities on loan.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,180,000 and $1,179,000, respectively. The coupon rate will be determined at time of settlement.

(u) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,792,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,975
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 705
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11	$ 3,503
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Floating Rate Central Fund	5,205
Total	$ 5,473
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 278,657	$ -	$ 92,129	$ 191,181	6.6%
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,601	$ 23,039	$ 16,153	$ 409
Financials	42,360	15,590	22,158	4,612
Industrials	16,308	9,783	-	6,525
Information Technology	508	-	508	-
Materials	65,904	58,354	4,109	3,441
Utilities	184	184	-	-
Corporate Bonds	3,530,911	-	3,528,712	2,199
U.S. Government and Government Agency Obligations	1,993,634	-	1,993,634	-
U.S. Government Agency - Mortgage Securities	174,758	-	174,758	-
Asset-Backed Securities	5,334	-	5,334	-
Collateralized Mortgage Obligations	257,452	-	257,452	-
Commercial Mortgage Securities	6,373	-	6,373	-
Foreign Government and Government Agency Obligations	2,077,320	-	2,075,423	1,897
Supranational Obligations	2,052	-	2,052	-
Floating Rate Loans	426,544	-	426,544	-
Sovereign Loan Participations	12,529	-	12,529	-
Fixed-Income Funds	191,181	191,181	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Other	$ -	$ -	$ -	$ -
Money Market Funds	652,264	652,264	-	-
Total Investments in Securities:	$ 9,495,217	$ 950,395	$ 8,525,739	$ 19,083
Derivative Instruments:
Assets
Futures Contracts	$ 186	$ 186	$ -	$ -
Other Financial Instruments
Forward Commitments	$ 3	$ -	$ 3	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,448
Total Realized Gain (Loss)	(2,842)
Total Unrealized Gain (Loss)	(224)
Cost of Purchases	12,127
Proceeds of Sales	(16,095)
Amortization/Accretion	4
Transfers in to Level 3	13,081
Transfers out of Level 3	(416)
Ending Balance	$ 19,083
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (3,059)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 186	$ -
Total Interest Rate Risk	$ 186	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.6%
United Kingdom	2.7%
Canada	2.7%
Japan	2.4%
Netherlands	2.3%
Italy	2.2%
Bermuda	1.8%
Venezuela	1.7%
Germany	1.5%
Argentina	1.3%
Turkey	1.3%
Luxembourg	1.2%
Russia	1.2%
France	1.0%
Mexico	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	8.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,852) - See accompanying schedule: Unaffiliated issuers (cost $8,271,658)	$ 8,651,772
Fidelity Central Funds (cost $781,960)	843,445
Total Investments (cost $9,053,618)		$ 9,495,217
Commitment to sell securities on a delayed delivery basis	(9,932)
Receivable for securities sold on a delayed delivery basis	9,935	3
Cash		143,726
Receivable for investments sold Regular delivery		405,217
Delayed delivery		498
Receivable for fund shares sold		19,929
Dividends receivable		201
Interest receivable		106,993
Distributions receivable from Fidelity Central Funds		823
Other receivables		168
Total assets		10,172,775

Liabilities
Payable for investments purchased Regular delivery	$ 398,589
Delayed delivery	10,657
Payable for fund shares redeemed	17,206
Distributions payable	6,812
Accrued management fee	4,503
Distribution and service plan fees payable	2,862
Payable for daily variation on futures contracts	7
Other affiliated payables	1,282
Other payables and accrued expenses	133
Collateral on securities loaned, at value	102,000
Total liabilities		544,051

Net Assets		$ 9,628,724
Net Assets consist of:
Paid in capital		$ 8,941,588
Undistributed net investment income		134,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,427
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		441,519
Net Assets		$ 9,628,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,474,070 ÷ 355,037 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.12
Class T: Net Asset Value and redemption price per share ($1,513,471 ÷ 120,156 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.12
Class B: Net Asset Value and offering price per share ($271,973 ÷ 21,523 shares)A	$ 12.64

Class C: Net Asset Value and offering price per share ($1,709,280 ÷ 135,928 shares)A	$ 12.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,659,930 ÷ 130,283 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 983
Interest		250,375
Income from Fidelity Central Funds		5,473
Total income		256,831

Expenses
Management fee	$ 26,372
Transfer agent fees	6,822
Distribution and service plan fees	16,826
Accounting and security lending fees	773
Custodian fees and expenses	177
Independent trustees' compensation	17
Registration fees	264
Audit	58
Legal	14
Miscellaneous	54
Total expenses before reductions	51,377
Expense reductions	(3)	51,374
Net investment income (loss)		205,457
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,409
Fidelity Central Funds	12,600
Foreign currency transactions	610
Futures contracts	352
Swap agreements	(133)
Total net realized gain (loss)		158,838
Change in net unrealized appreciation (depreciation) on: Investment securities	16,202
Assets and liabilities in foreign currencies	11
Futures contracts	186
Swap agreements	95
Delayed delivery commitments	(83)
Total change in net unrealized appreciation (depreciation)		16,411
Net gain (loss)		175,249
Net increase (decrease) in net assets resulting from operations		$ 380,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 205,457	$ 422,340
Net realized gain (loss)	158,838	249,627
Change in net unrealized appreciation (depreciation)	16,411	102,891
Net increase (decrease) in net assets resulting from operations	380,706	774,858
Distributions to shareholders from net investment income	(175,515)	(395,760)
Distributions to shareholders from net realized gain	(45,586)	(207,173)
Total distributions	(221,101)	(602,933)
Share transactions - net increase (decrease)	332,333	821,772
Total increase (decrease) in net assets	491,938	993,697

Net Assets
Beginning of period	9,136,786	8,143,089
End of period (including undistributed net investment income of $134,190 and undistributed net investment income of $104,248, respectively)	$ 9,628,724	$ 9,136,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.283	.622	.681	.600	.616	.600
Net realized and unrealized gain (loss)	.243	.500	2.345	(1.826)	(.019)	.248
Total from investment operations	.526	1.122	3.026	(1.226)	.597	.848
Distributions from net investment income	(.244)	(.582)	(.566)	(.554)	(.607)	(.583)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.306)	(.872)	(.666)	(.624)	(.737)	(.628)
Net asset value, end of period	$ 12.60	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Total Return B, C, D	4.28%	9.48%	31.74%	(10.98)%	5.22%	7.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of fee waivers, if any	.99% A	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of all reductions	.99% A	.99%	1.01%	1.02%	1.01%	.97%
Net investment income (loss)	4.55% A	5.00%	6.14%	5.49%	5.27%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,474	$ 4,169	$ 3,725	$ 2,174	$ 1,931	$ 954
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.284	.621	.675	.607	.620	.594
Net realized and unrealized gain (loss)	.242	.511	2.341	(1.832)	(.021)	.248
Total from investment operations	.526	1.132	3.016	(1.225)	.599	.842
Distributions from net investment income	(.244)	(.582)	(.566)	(.555)	(.609)	(.577)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.306)	(.872)	(.666)	(.625)	(.739)	(.622)
Net asset value, end of period	$ 12.60	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Total Return B, C, D	4.28%	9.57%	31.64%	(10.97)%	5.24%	7.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of fee waivers, if any	.99% A	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of all reductions	.99% A	.99%	1.01%	1.01%	.99%	1.02%
Net investment income (loss)	4.55% A	5.00%	6.14%	5.50%	5.29%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,513	$ 1,571	$ 1,579	$ 1,337	$ 1,983	$ 2,049
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.240	.535	.600	.525	.533	.511
Net realized and unrealized gain (loss)	.241	.509	2.348	(1.831)	(.022)	.247
Total from investment operations	.481	1.044	2.948	(1.306)	.511	.758
Distributions from net investment income	(.199)	(.494)	(.488)	(.474)	(.521)	(.493)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.261)	(.784)	(.588)	(.544)	(.651)	(.538)
Net asset value, end of period	$ 12.64	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Total Return B, C, D	3.90%	8.77%	30.72%	(11.60)%	4.44%	6.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.70%	1.72%	1.76%	1.74%	1.76%
Expenses net of fee waivers, if any	1.71% A	1.70%	1.72%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.71% A	1.70%	1.72%	1.75%	1.74%	1.75%
Net investment income (loss)	3.84% A	4.30%	5.43%	4.76%	4.54%	4.40%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 307	$ 348	$ 267	$ 335	$ 342
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Income from Investment Operations
Net investment income (loss) E	.236	.528	.597	.517	.526	.503
Net realized and unrealized gain (loss)	.233	.512	2.327	(1.817)	(.020)	.238
Total from investment operations	.469	1.040	2.924	(1.300)	.506	.741
Distributions from net investment income	(.197)	(.490)	(.484)	(.470)	(.516)	(.486)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.259)	(.780)	(.584)	(.540)	(.646)	(.531)
Net asset value, end of period	$ 12.57	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Total Return B, C, D	3.82%	8.77%	30.60%	(11.59)%	4.42%	6.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of all reductions	1.75% A	1.74%	1.75%	1.79%	1.78%	1.81%
Net investment income (loss)	3.80% A	4.26%	5.40%	4.72%	4.50%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,709	$ 1,609	$ 1,336	$ 800	$ 866	$ 683
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.301	.657	.710	.635	.652	.627
Net realized and unrealized gain (loss)	.239	.514	2.361	(1.835)	(.027)	.252
Total from investment operations	.540	1.171	3.071	(1.200)	.625	.879
Distributions from net investment income	(.258)	(.611)	(.591)	(.580)	(.635)	(.604)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.320)	(.901)	(.691)	(.650)	(.765)	(.649)
Net asset value, end of period	$ 12.74	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Total Return B, C	4.35%	9.80%	31.92%	(10.67)%	5.42%	7.76%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.76% A	.76%	.78%	.78%	.76%	.79%
Net investment income (loss)	4.78% A	5.23%	6.37%	5.73%	5.52%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,660	$ 1,481	$ 1,156	$ 750	$ 889	$ 655
Portfolio turnover rate F	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 618,176
Gross unrealized depreciation	(125,292)
Net unrealized appreciation (depreciation) on securities and other investments	$ 492,884
Tax cost	$ 9,002,333

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	352	186
Swap Agreements	(133)	95
Totals (a)(b)(c)	$ 219	$ 281

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $352 for futures contracts and $(133) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $186 for futures contracts and $95 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,075,250 and $6,480,415, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,371	$ 125
Class T	-%	.25%	1,922	30
Class B	.65%	.25%	1,292	937
Class C	.75%	.25%	8,241	1,931
			$ 16,826	$ 3,023

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 324
Class T	56
Class B*	297
Class C*	115
$ 792

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,040.14
Class T	1,078.14
Class B	284.20
Class C	1,150.14
Institutional Class	1,270.16
	$ 6,822

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 83,347	$ 184,441
Class T	29,997	73,231
Class B	4,548	13,190
Class C	25,870	59,445
Institutional Class	31,753	65,453
Total	$ 175,515	$ 395,760
From net realized gain
Class A	$ 20,859	$ 94,835
Class T	7,729	35,520
Class B	1,466	7,104
Class C	8,070	36,622
Institutional Class	7,462	33,092
Total	$ 45,586	$ 207,173

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	59,676	112,762	$ 749,745	$ 1,400,620
Reinvestment of distributions	6,461	18,407	81,099	227,669
Shares redeemed	(47,751)	(101,668)	(598,955)	(1,258,358)
Net increase (decrease)	18,386	29,501	$ 231,889	$ 369,931
Class T
Shares sold	10,252	29,433	$ 128,700	$ 365,455
Reinvestment of distributions	2,481	7,441	31,116	92,005
Shares redeemed	(19,451)	(40,227)	(244,119)	(499,102)
Net increase (decrease)	(6,718)	(3,353)	$ (84,303)	$ (41,642)
Class B
Shares sold	629	5,248	$ 7,937	$ 64,803
Reinvestment of distributions	369	1,280	4,638	15,870
Shares redeemed	(4,201)	(10,447)	(52,821)	(130,170)
Net increase (decrease)	(3,203)	(3,919)	$ (40,246)	$ (49,497)
Class C
Shares sold	19,342	39,572	$ 242,532	$ 490,689
Reinvestment of distributions	2,047	5,847	25,627	72,188
Shares redeemed	(15,620)	(25,653)	(195,428)	(318,984)
Net increase (decrease)	5,769	19,766	$ 72,731	$ 243,893
Institutional Class
Shares sold	30,542	51,309	$ 387,883	$ 643,733
Reinvestment of distributions	2,213	5,561	28,085	69,558
Shares redeemed	(20,789)	(32,913)	(263,706)	(414,204)
Net increase (decrease)	11,966	23,957	$ 152,262	$ 299,087

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SI-USAN-0811
1.787775.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	.99%
Actual		$ 1,000.00	$ 1,042.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class T	.99%
Actual		$ 1,000.00	$ 1,042.80	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class B	1.71%
Actual		$ 1,000.00	$ 1,039.00	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Class C	1.75%
Actual		$ 1,000.00	$ 1,038.20	$ 8.84
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,043.50	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.0	17.0
Japan Government	2.4	2.4
Canadian Government	2.3	2.3
Italian Republic	2.2	1.9
UK Treasury Index-Linked GILT	1.9	2.1
	25.8
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	8.9	7.6
Telecommunication Services	7.0	8.0
Energy	6.3	6.0
Consumer Discretionary	5.2	8.9
Industrials	4.5	4.7
Quality Diversification (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
U.S. Government and U.S. Government Agency Obligations † 25.2%	U.S. Government and U.S. Government Agency Obligations † 26.0%
AAA,AA,A 12.8%	AAA,AA,A 13.9%
BBB 4.9%	BBB 4.0%
BB 12.8%	BB 15.2%
B 25.6%	B 25.2%
CCC,CC,C 5.6%	CCC,CC,C 7.9%
D 0.0%	D †† 0.0%
Not Rated 3.1%	Not Rated 2.6%
Equities 1.7%	Equities 1.5%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 3.7%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
†† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Preferred Securities 0.0%		Preferred Securities 0.2%
	Corporate Bonds 36.9%		Corporate Bonds 38.1%
	U.S. Government and U.S. Government Agency Obligations † 25.2%		U.S. Government and U.S. Government Agency Obligations † 26.0%
	Foreign Government & Government Agency Obligations 21.6%		Foreign Government & Government Agency Obligations 22.7%
	Floating Rate Loans 6.1%		Floating Rate Loans 7.6%
	Stocks 1.7%		Stocks 1.5%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	33.4%	** Foreign investments	34.1%
* Futures and Swaps	1.1%	** Futures and Swaps	(0.3%)
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.7%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc. 3.5% 12/1/15 (g)		$ 11,836	$ 25,067
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,643
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	19,434
Chesapeake Energy Corp.:
2.5% 5/15/37		22,960	24,165
2.5% 5/15/37		4,310	4,549
			48,148
TOTAL ENERGY			50,791
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)		14,400	18,452
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	29,275
TOTAL CONVERTIBLE BONDS			123,585
Nonconvertible Bonds - 35.4%
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		5,140	5,166
10.75% 8/15/16 (g)		1,813	2,021
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,868
Dana Holding Corp.:
6.5% 2/15/19		2,340	2,352
6.75% 2/15/21		1,560	1,568
Delphi Corp.:
5.875% 5/15/19 (g)		4,885	4,836
6.125% 5/15/21 (g)		4,535	4,501
Exide Technologies 8.625% 2/1/18 (g)		2,135	2,220
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
International Automotive Components Group SA 9.125% 6/1/18 (g)		$ 5,245	$ 5,363
Lear Corp.:
7.875% 3/15/18		1,380	1,484
8.125% 3/15/20		1,530	1,656
RSC Equipment Rental, Inc. 10% 7/15/17 (g)		2,610	2,923
Stoneridge, Inc. 9.5% 10/15/17 (g)		2,330	2,516
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,314
7.75% 8/15/18		1,545	1,618
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		3,117	3,491
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)		4,917	5,310
			55,207
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (g)		2,240	2,288
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	182
7.125% 7/15/13 (c)		1,605	27
7.2% 1/15/11 (c)		4,015	69
7.4% 9/1/25 (c)		500	9
7.7% 4/15/16 (c)		7,804	133
8.25% 7/15/23 (c)		4,845	83
8.375% 7/15/33 (c)		7,015	120
			2,911
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)		4,470	4,230
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	694
Hotels, Restaurants & Leisure - 0.7%
DineEquity, Inc. 9.5% 10/30/18 (g)		2,410	2,615
Dunkin Finance Corp. 9.625% 12/1/18 (g)		1,424	1,435
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,671
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,496
11.625% 12/1/15 (g)		1,000	1,080
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,596
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
10% 11/1/16 (g)		$ 5,530	$ 5,889
10.375% 5/15/14		1,535	1,735
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,563
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)		2,745	2,951
NCL Corp. Ltd. 9.5% 11/15/18 (g)		1,450	1,552
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)		1,135	1,132
Roadhouse Financing, Inc. 10.75% 10/15/17 (g)		4,080	4,223
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (g)		670	692
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,078
Station Casinos, Inc.:
6% 4/1/12 (c)		9,620	1
6.5% 2/1/14 (c)		11,643	0
6.625% 3/15/18 (c)		11,970	0
6.875% 3/1/16 (c)		12,803	0
7.75% 8/15/16 (c)		14,415	1
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)		580	597
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		3,030	3,371
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		575	277
12.75% 1/15/13 (c)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		934	509
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		18,025	19,535
			65,000
Household Durables - 0.3%
Jarden Corp. 6.125% 11/15/22		3,220	3,204
K. Hovnanian Enterprises, Inc. 11.875% 10/15/15		1,690	1,284
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		6,915	7,537
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (g)		2,845	2,809
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA: - continued
9% 4/15/19 (g)		$ 8,405	$ 8,216
Sealy Mattress Co. 10.875% 4/15/16 (g)		1,460	1,621
			24,671
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		7,710	8,298
Eastman Kodak Co. 10.625% 3/15/19 (g)		3,435	3,358
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,657
			13,313
Media - 1.0%
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)		2,255	2,340
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)		9,330	9,703
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,640
Checkout Holding Corp. 0% 11/15/15 (g)		3,310	2,127
Clear Channel Communications, Inc. 11% 8/1/16 pay-in-kind (l)		4,736	4,108
DISH DBS Corp. 6.75% 6/1/21 (g)		9,370	9,616
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,438
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)		12,765	13,467
Gray Television, Inc. 10.5% 6/29/15		1,985	2,054
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (g)		4,975	4,925
Liberty Media Corp. 8.5% 7/15/29		6,535	6,306
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	947
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	731
Net Servicos de Comunicacao SA 7.5% 1/27/20		1,830	2,091
ONO Finance II PLC 10.875% 7/15/19 (g)		1,165	1,241
Satmex Escrow SA de CV 9.5% 5/15/17 (g)		1,270	1,295
Sheridan Group, Inc. 12.5% 4/15/14 (g)		3,070	2,924
Sinclair Television Group, Inc. 8.375% 10/15/18		3,550	3,710
Videotron Ltd. 6.875% 1/15/14		550	556
			95,219
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (g)		$ 1,455	$ 1,488
Claire's Escrow Corp. 8.875% 3/15/19 (g)		1,770	1,664
Michaels Stores, Inc. 7.75% 11/1/18 (g)		10,750	10,750
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,630
			23,532
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,093
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,210
8.875% 4/1/16		1,650	1,716
Liz Claiborne, Inc. 10.5% 4/15/19 (g)		4,110	4,213
Polymer Group, Inc. 7.75% 2/1/19 (g)		1,575	1,591
			23,823
TOTAL CONSUMER DISCRETIONARY			308,600
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	805
16% 3/27/12 (g)		2,372	2,080
			2,885
Food & Staples Retailing - 0.3%
BFF International Ltd. 7.25% 1/28/20 (g)		3,080	3,265
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		4,655	4,702
Rite Aid Corp.:
8% 8/15/20		7,350	7,938
9.5% 6/15/17		1,085	998
9.75% 6/12/16		3,670	4,083
10.25% 10/15/19		1,835	2,046
			23,032
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (g)		3,750	3,788
Darling International, Inc. 8.5% 12/15/18 (g)		1,130	1,236
Dean Foods Co. 9.75% 12/15/18 (g)		7,250	7,739
Gruma SAB de CV 7.75% (Reg. S) (h)		3,609	3,609
Harbinger Group, Inc. 10.625% 11/15/15		2,645	2,731
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		$ 370	$ 4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,928
MHP SA 10.25% 4/29/15 (g)		1,995	2,130
Michael Foods Group, Inc. 9.75% 7/15/18 (g)		1,885	2,026
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,413
			35,604
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,626
NBTY, Inc. 9% 10/1/18 (g)		5,005	5,280
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,185
			11,091
TOTAL CONSUMER STAPLES			72,612
ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,612
Forbes Energy Services Ltd. 9% 6/15/19 (g)		3,755	3,680
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (g)		2,210	2,260
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	4,169
Oil States International, Inc. 6.5% 6/1/19 (g)		3,855	3,894
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,657
Pride International, Inc. 6.875% 8/15/20		3,150	3,663
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)		1,615	1,680
			25,615
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (g)		3,150	3,441
Alpha Natural Resources, Inc.:
6% 6/1/19		7,845	7,904
6.25% 6/1/21		4,505	4,528
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,695
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	32,694
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,047
10.25% 6/1/14		2,220	2,531
Brigham Exploration Co. 6.875% 6/1/19 (g)		4,090	4,054
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (g)		$ 1,675	$ 1,717
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		5,115	5,294
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	1,983
Chesapeake Energy Corp. 6.875% 11/15/20		12,030	12,707
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (g)		2,400	2,352
Clayton Williams Energy, Inc. 7.75% 4/1/19 (g)		5,160	5,057
Concho Resources, Inc.:
6.5% 1/15/22		6,135	6,097
7% 1/15/21		2,855	2,901
CONSOL Energy, Inc.:
8% 4/1/17		6,470	6,955
8.25% 4/1/20		6,645	7,210
Continental Resources, Inc.:
7.125% 4/1/21		2,540	2,667
8.25% 10/1/19		885	960
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (g)		2,235	2,218
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,240
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,226
9.75% 3/1/16		1,660	1,845
Drummond Co., Inc.:
7.375% 2/15/16		8,180	8,262
9% 10/15/14 (g)		8,730	9,188
DTEK Finance BV 9.5% 4/28/15 (g)		1,935	2,051
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (g)		5,125	5,125
Energy Partners Ltd. 8.25% 2/15/18 (g)		6,600	6,270
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,823
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (g)		12,735	13,563
EXCO Resources, Inc. 7.5% 9/15/18		8,000	7,760
Goodrich Petroleum Corp. 8.875% 3/15/19 (g)		3,485	3,485
International Coal Group, Inc. 9.125% 4/1/18		3,690	4,640
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		3,335	3,518
7% 5/5/20 (g)		3,100	3,410
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
8.375% 7/2/13 (g)		$ 3,080	$ 3,365
9.125% 7/2/18 (g)		3,975	4,889
11.75% 1/23/15 (g)		4,880	6,058
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21 (g)		19,190	19,670
8.625% 4/15/20		14,410	15,635
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,880	1,918
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,830	3,092
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,648
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (g)		4,575	5,044
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		12,410	12,581
Pacific Rubiales Energy Corp. 8.75% 11/10/16		4,200	4,736
Pan American Energy LLC 7.875% 5/7/21 (g)		2,045	2,183
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,331
Pemex Project Funding Master Trust 6.625% 6/15/35		6,720	7,014
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,429
8.375% 12/10/18		3,465	4,271
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,988
Petroleos de Venezuela SA:
4.9% 10/28/14		14,530	11,152
5.25% 4/12/17		9,685	6,077
5.375% 4/12/27		25,040	12,520
5.5% 4/12/37		12,420	6,086
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (g)		20,560	15,163
12.75% 2/17/22 (g)		18,475	15,103
Petroleos Mexicanos:
5.5% 1/21/21		3,200	3,360
6% 3/5/20		2,990	3,274
6.625% (g)(h)		9,175	9,244
8% 5/3/19		2,695	3,342
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,717	3,773
Petroleum Development Corp. 12% 2/15/18		4,390	4,873
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,383
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. 10% 3/1/16		$ 10,150	$ 11,419
PT Adaro Indonesia 7.625% 10/22/19 (g)		4,515	5,012
PT Pertamina Persero:
5.25% 5/23/21 (g)		3,185	3,217
6.5% 5/27/41 (g)		2,320	2,303
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,764
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,606
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,939
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,568
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,798
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (g)		2,785	2,757
11.25% 7/15/17		4,265	4,883
Teekay Corp. 8.5% 1/15/20		3,695	3,810
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	633
7.625% 4/1/37		1,035	1,248
8.375% 6/15/32		1,155	1,460
TNK-BP Finance SA 7.5% 7/18/16		1,800	2,023
Venoco, Inc.:
8.875% 2/15/19 (g)		7,095	7,051
11.5% 10/1/17		5,185	5,626
YPF SA 10% 11/2/28		1,990	2,298
			523,035
TOTAL ENERGY			548,650
FINANCIALS - 8.0%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		5,755	6,043
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,856
Lloyds TSB Bank PLC 6.5% 9/17/40	GBP	1,350	1,982
Penson Worldwide, Inc. 12.5% 5/15/17 (g)		3,580	3,383
			13,264
Commercial Banks - 2.7%
African Export-Import Bank 8.75% 11/13/14		4,270	4,814
Akbank T.A.S. 5.125% 7/22/15 (g)		3,445	3,411
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco Bradesco SA 5.9% 1/16/21 (g)		$ 2,270	$ 2,293
Banco de Credito del Peru:
4.75% 3/16/16 (g)		4,940	4,878
5.375% 9/16/20 (g)		3,705	3,510
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (g)		3,430	3,636
Banco Votorantim SA 5.25% 2/11/16 (g)		3,595	3,649
BanColombia SA:
4.25% 1/12/16 (g)		2,020	2,030
5.95% 6/3/21 (g)		2,240	2,266
BBVA Paraguay SA 9.75% 2/11/16 (g)		4,480	4,883
CIT Group, Inc.:
7% 5/1/14		1,551	1,566
7% 5/1/15		0*	0*
7% 5/4/15 (g)		2,780	2,787
7% 5/1/16		1	1
7% 5/2/16 (g)		22,813	22,727
7% 5/1/17		1	1
7% 5/2/17 (g)		47,242	47,124
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	6,400	9,315
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (g)		2,040	2,111
Development Bank of Philippines:
5.5% 3/25/21		2,245	2,223
8.375% (h)(l)		6,440	7,148
DnB NOR Bank ASA 4.375% 2/24/21	EUR	4,100	5,893
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		3,585	3,495
European Investment Bank:
2.875% 7/15/16	EUR	7,600	11,029
4.125% 12/7/17	GBP	9,300	15,793
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		20,925	21,005
Export-Import Bank of India 0.6953% 6/7/12 (l)	JPY	170,000	2,082
Export-Import Bank of Korea 5.1% 10/29/13 (g)	INR	161,100	3,474
HSBK (Europe) BV:
7.25% 5/3/17 (g)		5,550	5,661
9.25% 10/16/13 (g)		4,420	4,807
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	320,000	$ 2,104
Itau Unibanco Holding SA 6.2% 12/21/21 (g)		2,315	2,356
Korea Development Bank 4% 9/9/16		2,075	2,124
National Westminster Bank PLC 6.5% 9/7/21	GBP	1,600	2,388
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	7,366
RSHB Capital SA:
6% 6/3/21 (g)		2,155	2,171
9% 6/11/14 (g)		1,535	1,752
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (l)		2,440	2,086
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,375	4,838
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		1,965	2,019
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (g)(l)		2,130	2,114
6.25% 4/20/21 (g)		3,775	3,666
Turkiye Is Bankasi AS 5.1% 2/1/16 (g)		3,520	3,476
US Bank NA 4.375% 2/28/17 (l)	EUR	1,600	2,272
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		8,310	9,089
Wells Fargo & Co. 7.98% (h)(l)		2,035	2,203
			255,636
Consumer Finance - 1.9%
Ally Financial, Inc.:
3.4658% 2/11/14 (l)		14,765	14,544
7.5% 9/15/20		19,185	20,154
8% 3/15/20		25,720	27,392
Ford Motor Credit Co. LLC:
6.625% 8/15/17		9,820	10,507
12% 5/15/15		12,770	15,899
General Motors Acceptance Corp. 8% 11/1/31		7,330	7,828
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC:
6.75% 12/1/14		$ 2,965	$ 3,098
8% 11/1/31		81,013	87,292
			186,714
Diversified Financial Services - 2.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		3,350	3,586
Bank of America Corp.:
8% (h)(l)		5,365	5,566
8.125% (h)(l)		7,380	7,675
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,730	2,805
BP Capital Markets PLC 3.83% 10/6/17	EUR	2,750	3,999
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (g)(l)		4,100	3,793
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		10,200	10,060
7.875% 4/30/18		2,920	3,088
8.125% 4/30/20		6,955	7,511
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)		5,405	5,675
City of Buenos Aires 12.5% 4/6/15 (g)		10,565	11,954
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,600	2,366
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	225	413
8.151% 12/31/30	GBP	475	939
European Community:
3.25% 4/4/18	EUR	15,400	22,436
3.375% 5/10/19	EUR	7,900	11,578
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (g)		2,050	2,145
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,600	1,848
General Motors Financial Co., Inc. 6.75% 6/1/18 (g)		6,140	6,201
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)		4,195	4,384
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		22,045	22,624
8% 1/15/18		28,817	29,249
Imperial Tobacco Finance 4.5% 7/5/18	EUR	1,350	1,960
Indo Energy Finance BV 7% 5/7/18 (g)		2,065	2,127
Landrys Holdings, Inc. 11.5% 6/1/14 (g)		3,230	3,230
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
LBI Escrow Corp. 8% 11/1/17 (g)		$ 5,862	$ 6,492
NCO Group, Inc. 11.875% 11/15/14		2,185	1,846
Offshore Group Investment Ltd.:
11.5% 8/1/15		8,495	9,260
11.5% 8/1/15 (g)		1,725	1,880
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		3,140	3,407
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)		3,855	3,739
8.25% 2/15/21 (g)		16,000	14,840
SB Capital SA 5.4% 3/24/17 (Reg. S)		2,120	2,202
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)		2,460	2,509
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,275	2,303
TMK Capital SA:
7.75% 1/27/18		2,050	2,124
10% 7/29/11		4,700	4,721
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		4,285	4,740
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (g)		7,210	7,679
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		3,795	3,748
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (g)		2,365	2,398
WaMu Covered Bond Program 3.875% 9/27/11	EUR	1,090	1,587
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)		16,179	18,496
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		5,870	6,274
			277,457
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (g)		2,935	3,052
USI Holdings Corp. 4.1358% 11/15/14 (g)(l)		920	856
			3,908
Real Estate Investment Trusts - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		7,955	7,736
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		$ 8,390	$ 8,306
7.5% 2/15/20		4,860	5,103
			21,145
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,565	5,704
Realogy Corp.:
7.875% 2/15/19 (g)		5,470	5,361
12% 4/15/17		2,748	2,693
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	883
			14,641
TOTAL FINANCIALS			772,765
HEALTH CARE - 2.2%
Health Care Providers & Services - 1.4%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	7,932
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,896
DaVita, Inc.:
6.375% 11/1/18		4,475	4,486
6.625% 11/1/20		3,875	3,914
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,024
HCA Holdings, Inc. 7.75% 5/15/21 (g)		30,445	31,282
HCA, Inc.:
6.5% 2/15/16		4,220	4,294
7.25% 9/15/20		23,835	25,503
HealthSouth Corp. 8.125% 2/15/20		7,395	7,950
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)		13,245	13,146
InVentiv Health, Inc. 10% 8/15/18 (g)		905	873
Kindred Escrow Corp. 8.25% 6/1/19 (g)		2,030	2,030
LifePoint Hospitals, Inc. 6.625% 10/1/20		4,045	4,106
ResCare, Inc. 10.75% 1/15/19		2,735	2,892
Rotech Healthcare, Inc.:
10.5% 3/15/18 (g)		2,475	2,388
10.75% 10/15/15		4,075	4,503
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,197
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 3,652	$ 3,752
UHS Escrow Corp. 7% 10/1/18		1,020	1,053
United Surgical Partners International, Inc. 8.875% 5/1/17		895	938
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		4,295	4,381
Vanguard Health Systems, Inc. 0% 2/1/16		7,085	4,658
			139,198
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)		4,860	5,030
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,078
Giant Funding Corp. 8.25% 2/1/18 (g)		4,920	5,129
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Mylan, Inc.:
6% 11/15/18 (g)		10,955	11,119
7.625% 7/15/17 (g)		3,900	4,212
7.875% 7/15/20 (g)		7,040	7,674
Valeant Pharmaceuticals International:
6.75% 8/15/21 (g)		20,465	19,237
6.875% 12/1/18 (g)		15,705	15,352
7% 10/1/20 (g)		2,205	2,128
			71,023
TOTAL HEALTH CARE			215,251
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (g)		1,640	1,732
Alion Science & Technology Corp.:
10.25% 2/1/15		800	661
12% 11/1/14 pay-in-kind		1,462	1,494
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,236
GeoEye, Inc. 9.625% 10/1/15		1,030	1,164
Hexcel Corp. 6.75% 2/1/15		766	779
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (g)		$ 1,675	$ 1,704
7.125% 3/15/21 (g)		1,675	1,725
			12,495
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (g)		3,295	3,484
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (g)		7,170	7,385
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,148	4,749
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,833	6,708
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		798	796
Continental Airlines, Inc. 7.25% 11/10/19		4,821	5,195
Delta Air Lines, Inc. 9.5% 9/15/14 (g)		1,374	1,463
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,748	9,098
8.021% 8/10/22		3,970	4,034
Northwest Airlines Corp. 10% 2/1/09 (c)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		1,365	0
8.875% 6/1/06 (c)		1,355	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,144	2,186
8.028% 11/1/17		704	704
United Air Lines, Inc.:
9.875% 8/1/13 (g)		1,952	2,050
12% 11/1/13 (g)		3,415	3,628
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,849	8,908
US Airways 2011-1 Class A Pass Through Trust 7.125% 10/22/23		5,175	5,175
			62,079
Building Products - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (g)		4,665	4,688
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		595	660
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Reprographics Co. 10.5% 12/15/16		$ 4,570	$ 4,479
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (g)		2,915	2,886
Casella Waste Systems, Inc.:
7.75% 2/15/19 (g)		1,160	1,163
11% 7/15/14		1,510	1,676
Cenveo Corp. 10.5% 8/15/16 (g)		2,795	2,746
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,164
Garda World Security Corp. 9.75% 3/15/17 (g)		2,260	2,390
International Lease Finance Corp.:
5.75% 5/15/16		4,965	4,898
6.25% 5/15/19		8,195	8,011
6.75% 9/1/16 (g)		4,580	4,866
7.125% 9/1/18 (g)		9,160	9,778
8.25% 12/15/20		8,235	8,976
8.625% 9/15/15		7,985	8,664
8.75% 3/15/17		11,970	13,047
The Geo Group, Inc. 7.75% 10/15/17		2,845	2,994
United Rentals North America, Inc. 8.375% 9/15/20		6,995	6,960
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)		3,355	3,389
			92,747
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
6% 4/5/23 (g)		2,115	2,104
7% 4/21/20 (g)		1,830	2,011
			4,115
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		680	695
Sensata Technologies BV 6.5% 5/15/19 (g)		5,310	5,310
			6,005
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (g)		11,050	11,713
13.5% 12/1/15 pay-in-kind (g)		4,393	4,745
			16,458
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18		650	696
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,348
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Chart Industries, Inc. 9.125% 10/15/15		$ 1,160	$ 1,206
Cummins, Inc. 7.125% 3/1/28		1,870	2,097
Navistar International Corp. 8.25% 11/1/21		9,025	9,702
Terex Corp. 10.875% 6/1/16		5,025	5,703
Xerium Technologies, Inc. 8.875% 6/15/18 (g)		3,870	3,754
			25,506
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,524
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (g)		4,440	4,418
8.875% 11/1/17		10,830	11,426
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)		1,320	1,353
SCF Capital Ltd. 5.375% 10/27/17 (g)		2,085	2,085
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,030
			23,836
Professional Services - 0.1%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (g)		6,200	6,185
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		10,035	10,186
9.625% 3/15/18		2,465	2,644
Georgian Railway Ltd. 9.875% 7/22/15		1,850	2,056
Hertz Corp. 6.75% 4/15/19 (g)		5,355	5,275
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (g)		3,370	3,362
6.625% 12/15/20 (g)		2,020	2,086
12.5% 4/1/16		7,425	8,836
Swift Services Holdings, Inc. 10% 11/15/18		9,125	9,650
Western Express, Inc. 12.5% 4/15/15 (g)		5,935	5,623
			49,718
Trading Companies & Distributors - 0.1%
Aircastle Ltd. 9.75% 8/1/18		9,000	9,945
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		$ 3,089	$ 3,332
TOTAL INDUSTRIALS			320,593
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		6,165	6,273
10.125% 11/1/15 pay-in-kind (l)		4,120	4,213
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,135	1,195
6.875% 1/15/20		2,095	2,260
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,447
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	18,045
6.5% 1/15/28		6,570	5,897
ViaSat, Inc. 8.875% 9/15/16		1,335	1,415
			45,745
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (g)		6,295	6,248
7.75% 12/15/18 (g)		9,070	9,410
			15,658
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (g)		2,155	2,268
Reddy Ice Corp.:
11.25% 3/15/15		4,625	4,706
13.25% 11/1/15		3,266	3,021
			9,995
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,916
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	4,166
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,111
7.875% 7/15/20		3,910	4,154
SunGard Data Systems, Inc. 7.375% 11/15/18		4,435	4,418
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telcordia Technologies, Inc. 11% 5/1/18 (g)		$ 6,855	$ 8,654
Unisys Corp.:
12.5% 1/15/16		3,030	3,318
12.75% 10/15/14 (g)		201	235
			28,056
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,677
8.125% 12/15/17		3,470	3,609
Freescale Semiconductor, Inc. 10.75% 8/1/20 (g)		3,485	3,886
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)		10,905	12,173
Spansion LLC 11.25% 1/15/16 (c)(g)		4,255	918
STATS ChipPAC Ltd. 7.5% 8/12/15 (g)		1,935	2,080
Viasystems, Inc. 12% 1/15/15 (g)		4,000	4,390
			28,733
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	522
TOTAL INFORMATION TECHNOLOGY			137,625
MATERIALS - 2.5%
Chemicals - 0.6%
Braskem Finance Ltd.:
5.75% 4/15/21 (g)		2,030	2,040
7% 5/7/20 (g)		1,875	2,041
Celanese US Holdings LLC 5.875% 6/15/21		2,555	2,574
Ferro Corp. 7.875% 8/15/18		4,325	4,498
Georgia Gulf Corp. 9% 1/15/17 (g)		10,825	11,637
Ineos Finance PLC 9% 5/15/15 (g)		2,655	2,808
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (g)		5,985	6,045
Nalco Co. 6.625% 1/15/19 (g)		6,310	6,468
NOVA Chemicals Corp.:
3.542% 11/15/13 (l)		1,690	1,677
6.5% 1/15/12		5,775	5,862
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)		1,105	1,055
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)		3,547	3,671
PolyOne Corp. 7.375% 9/15/20		1,845	1,923
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20		$ 2,180	$ 2,376
8.75% 11/1/17		1,100	1,194
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,696
TPC Group LLC 8.25% 10/1/17 (g)		2,195	2,277
			59,842
Containers & Packaging - 0.4%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)		4,405	4,526
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)		1,190	1,232
9.125% 10/15/20 (g)		4,495	4,720
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,864
9.75% 1/15/21		5,485	5,334
Berry Plastics Holding Corp. 4.122% 9/15/14 (l)		640	602
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (g)(l)		2,429	2,387
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (g)		5,300	5,366
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,599
7.5% 12/15/96		3,685	2,874
			41,504
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (g)		33	33
9% 12/15/14 pay-in-kind (c)(l)		2,790	14
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,775	2,028
7.75% 11/3/20 (g)		2,685	2,917
Aperam:
7.375% 4/1/16 (g)		1,195	1,207
7.75% 4/1/18 (g)		980	990
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)		2,155	2,203
Calcipar SA 6.875% 5/1/18 (g)		1,900	1,914
CSN Islands XII Corp. 7% (Reg. S) (h)		7,115	6,990
Edgen Murray Corp. 12.25% 1/15/15		8,545	8,609
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Evraz Group SA:
8.25% 11/10/15 (g)		$ 1,970	$ 2,192
9.5% 4/24/18 (Reg. S)		3,015	3,467
Ferrexpo Finance PLC 7.875% 4/7/16 (g)		1,975	2,029
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)		7,260	7,278
6.875% 2/1/18 (g)		7,260	7,405
7% 11/1/15 (g)		9,155	9,384
McJunkin Red Man Corp. 9.5% 12/15/16 (g)		8,725	8,965
Metinvest BV 10.25% 5/20/15 (g)		1,895	2,063
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)		4,370	4,392
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)		1,135	1,118
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		3,435	3,555
RathGibson, Inc. 11.25% 2/15/14 (c)		5,783	1
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,723
Southern Copper Corp. 6.75% 4/16/40		5,265	5,108
Vedanta Resources PLC:
6.75% 6/7/16 (g)		4,910	4,910
8.25% 6/7/21 (g)		2,175	2,197
Votorantim Cimentos SA 7.25% 4/5/41 (g)		2,030	2,010
			100,702
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (g)		14,882	16,110
Clearwater Paper Corp. 7.125% 11/1/18		1,225	1,234
Georgia-Pacific LLC 5.4% 11/1/20 (g)		6,505	6,749
Glatfelter 7.125% 5/1/16		550	568
NewPage Corp.:
6.5233% 5/1/12 (l)		1,770	460
11.375% 12/31/14		4,775	4,453
Sino-Forest Corp. 6.25% 10/21/17 (g)		2,165	996
Solo Cup Co. 8.5% 2/15/14		2,140	1,947
			32,517
TOTAL MATERIALS			234,565
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.5%
Alestra SA de RL de CV 11.75% 8/11/14		6,120	7,007
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,730	$ 2,798
7.875% 1/15/27		4,895	4,748
9% 8/15/31		3,655	3,746
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)		12,857	13,853
Frontier Communications Corp.:
8.25% 4/15/17		7,925	8,599
8.5% 4/15/20		21,295	23,158
8.75% 4/15/22		13,695	14,739
Global Crossing Ltd. 12% 9/15/15		20,305	23,655
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		2,010	2,226
Sprint Capital Corp.:
6.875% 11/15/28		88,680	84,246
6.9% 5/1/19		15,450	15,914
8.75% 3/15/32		75,426	81,649
Telemar Norte Leste SA 5.5% 10/23/20 (g)		1,970	1,943
U.S. West Communications:
6.875% 9/15/33		2,535	2,443
7.25% 9/15/25		535	554
7.25% 10/15/35		1,455	1,444
7.5% 6/15/23		460	460
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)		4,780	4,971
11.75% 7/15/17 (g)		34,975	39,697
			337,850
Wireless Telecommunication Services - 2.6%
Clearwire Escrow Corp. 12% 12/1/15 (g)		4,260	4,558
Cricket Communications, Inc. 7.75% 10/15/20 (g)		1,995	1,935
Digicel Group Ltd.:
8.25% 9/1/17 (g)		2,390	2,477
8.875% 1/15/15 (g)		23,300	23,766
9.125% 1/15/15 pay-in-kind (g)(l)		14,920	15,256
10.5% 4/15/18 (g)		30,980	34,506
12% 4/1/14 (g)		9,725	11,281
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (g)		11,235	11,207
7.5% 4/1/21 (g)		21,055	21,055
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
8.5% 11/1/19		$ 4,220	$ 4,484
9.5% 6/15/16		19,260	20,223
MTS International Funding Ltd. 8.625% 6/22/20 (g)		4,255	4,846
NII Capital Corp.:
7.625% 4/1/21		10,095	10,524
10% 8/15/16		10,285	11,931
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		11,684	11,450
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		6,050	6,383
VimpelCom Holdings BV:
4.2465% 6/29/14 (g)(l)		2,060	2,060
7.5043% 3/1/22 (g)		26,110	26,110
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (g)		4,005	4,110
7.748% 2/2/21 (g)		15,300	15,721
			243,883
TOTAL TELECOMMUNICATION SERVICES			581,733
UTILITIES - 2.2%
Electric Utilities - 0.5%
Aguila 3 SA 7.875% 1/31/18 (g)		2,890	2,962
Chivor SA E.S.P. 9.75% 12/30/14 (g)		2,355	2,755
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		1,935	1,954
Intergen NV 9% 6/30/17 (g)		17,825	18,850
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		4,235	4,923
7.75% 1/20/20 (g)		3,370	3,943
8% 8/7/19 (g)		2,455	2,903
National Power Corp. 6.875% 11/2/16 (g)		1,890	2,164
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (g)		4,785	4,737
			45,191
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,685	1,811
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co.:
7.35% 2/15/31		$ 6,645	$ 7,739
8% 3/1/32		3,550	4,448
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,532
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		7,290	7,071
			23,601
Independent Power Producers & Energy Traders - 1.5%
Calpine Corp. 7.875% 1/15/23 (g)		26,885	27,692
Energy Future Holdings Corp. 10% 1/15/20		8,880	9,391
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		38,268	40,755
11% 10/1/21 (g)		30,866	30,712
NRG Energy, Inc.:
7.625% 5/15/19 (g)		7,135	7,064
7.875% 5/15/21 (g)		7,135	7,081
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		2,795	3,312
7.39% 12/2/24 (g)		2,880	3,413
TXU Corp.:
6.5% 11/15/24		11,785	5,893
6.55% 11/15/34		18,090	8,864
			144,177
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (g)		1,915	1,963
TOTAL UTILITIES			214,932
TOTAL NONCONVERTIBLE BONDS			3,407,326
TOTAL CORPORATE BONDS (Cost $3,339,077)			3,530,911
U.S. Government and Government Agency Obligations - 20.7%
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 12/28/12		$ 9,070	$ 9,071
0.5% 8/9/13		5,689	5,681
1.125% 6/27/14		3,411	3,429
Federal Home Loan Bank:
0.875% 8/22/12		4,890	4,919
0.875% 12/27/13		775	778
1.875% 6/21/13		36,440	37,411
Freddie Mac:
0.375% 11/30/12		1,683	1,683
1% 7/30/14		9,300	9,286
1% 8/27/14		4,688	4,682
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		13,892	16,008
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,655
5.685% 5/15/12		1,285	1,345
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		211	224
Tennessee Valley Authority:
3.875% 2/15/21		14,690	15,079
5.25% 9/15/39		5,600	5,930
5.375% 4/1/56		7,000	7,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			124,697
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/41		13,737	14,953
U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds:
3.875% 8/15/40		31,273	28,634
4.375% 5/15/41		119,358	119,190
4.75% 2/15/41		48,702	51,769
5.25% 2/15/29		34,710	40,041
6.125% 8/15/29		9,487	12,051
6.25% 8/15/23 (k)		36,125	45,800
7.5% 11/15/16		2,850	3,675
7.5% 11/15/24		10,690	15,046
7.625% 2/15/25		11,000	15,661
7.875% 2/15/21		6,800	9,531
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21		$ 11,000	$ 15,651
8.125% 5/15/21		9,286	13,250
9.875% 11/15/15		11,595	15,740
U.S. Treasury Notes:
0.375% 6/30/13		241,750	241,286
0.5% 5/31/13		45,989	46,029
0.75% 6/15/14 (f)		145,505	145,289
1% 5/15/14		73,795	74,262
1.25% 8/31/15		15,400	15,323
1.25% 10/31/15		24,400	24,181
1.375% 2/15/13		30,123	30,600
1.5% 6/30/16		21,732	21,454
1.875% 6/30/15		17,707	18,112
1.875% 8/31/17		7,700	7,541
1.875% 9/30/17		5,400	5,276
2.125% 5/31/15		20,082	20,752
2.375% 8/31/14		13,000	13,598
2.375% 9/30/14		8,471	8,863
2.375% 10/31/14		49,620	51,884
2.375% 7/31/17		20,000	20,200
2.375% 6/30/18		123,218	122,217
2.5% 3/31/15		58,749	61,608
2.625% 7/31/14		66,965	70,564
2.625% 4/30/16		3,137	3,276
2.75% 11/30/16		10,000	10,419
3% 9/30/16		8,408	8,886
3% 2/28/17		66,584	70,012
3.125% 10/31/16		20,033	21,279
3.125% 1/31/17		30,990	32,832
3.125% 5/15/19		16,237	16,749
3.125% 5/15/21		7,056	7,031
3.375% 6/30/13		8,470	8,961
3.625% 8/15/19		5,731	6,102
3.625% 2/15/21		906	944
4.25% 11/15/17		28,890	32,359
4.5% 5/15/17		13,745	15,587
TOTAL U.S. TREASURY OBLIGATIONS			1,619,515
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Other Government Related - 2.4%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (i)		$ 3,013	$ 3,060
3.125% 6/15/12 (FDIC Guaranteed) (i)		45	46
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (i)		15,000	15,278
1.875% 5/7/12 (FDIC Guaranteed) (i)		18,000	18,252
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (i)		29,000	29,560
1.875% 11/15/12 (FDIC Guaranteed) (i)		6,937	7,064
2% 3/30/12 (FDIC Guaranteed) (i)		10,000	10,141
2.125% 7/12/12 (FDIC Guaranteed) (i)		2,505	2,554
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (i)		19,526	19,886
2.125% 12/21/12 (FDIC Guaranteed) (i)		15,000	15,355
2.625% 12/28/12 (FDIC Guaranteed) (i)		5,402	5,564
3% 12/9/11 (FDIC Guaranteed) (i)		3,120	3,158
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (i)		21,000	21,354
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (i)		45	46
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (i)		5,230	5,325
3.125% 12/1/11 (FDIC Guaranteed) (i)		520	526
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5539% 12/7/20 (NCUA Guaranteed) (l)		5,046	5,060
Series 2011-R1 Class 1A, 0.6398% 1/8/20 (NCUA Guaranteed) (l)		7,695	7,707
Series 2011-R4 Class 1A, 0.5895% 3/6/20 (NCUA Guaranteed) (l)		5,420	5,423
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,555
2.35% 6/12/17 (NCUA Guaranteed)		31,000	30,650
3.45% 6/12/21 (NCUA Guaranteed)		25,300	24,905
TOTAL OTHER GOVERNMENT RELATED			234,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,963,107)			1,993,634
U.S. Government Agency - Mortgage Securities - 1.8%
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - 0.9%
2.05% 9/1/33 (l)		$ 770	$ 798
2.05% 11/1/35 (l)		850	887
2.297% 11/1/33 (l)		152	158
2.479% 10/1/35 (l)		114	118
2.509% 2/1/36 (l)		156	163
2.526% 6/1/47 (l)		210	220
2.534% 1/1/35 (l)		443	461
2.538% 7/1/35 (l)		378	395
2.545% 3/1/33 (l)		219	228
2.584% 6/1/36 (l)		60	63
2.587% 5/1/35 (l)		1,494	1,569
2.593% 2/1/37 (l)		863	903
2.605% 11/1/36 (l)		69	72
2.632% 4/1/36 (l)		684	718
2.837% 9/1/36 (l)		209	219
3.117% 8/1/35 (l)		1,103	1,171
3.5% 12/1/25 to 3/1/41		52,600	50,357
3.691% 5/1/40 (l)		2,884	3,023
3.697% 5/1/40 (l)		3,433	3,599
3.789% 6/1/40 (l)		3,002	3,149
3.838% 5/1/36 (l)		126	132
3.972% 11/1/39 (l)		2,571	2,708
4% 9/1/13		190	198
5% 2/1/16 to 5/1/22		77	81
5.5% 5/1/15 to 4/1/21		8,809	9,567
5.963% 3/1/37 (l)		131	142
6% 6/1/16 to 10/1/38		1,421	1,560
6% 7/1/41 (j)		500	549
6.5% 12/1/12 to 5/1/27		659	730
7.5% 1/1/28		77	88
TOTAL FANNIE MAE			84,026
Freddie Mac - 0.4%
1.945% 3/1/35 (l)		256	264
2.046% 5/1/37 (l)		151	157
2.075% 3/1/37 (l)		52	54
2.244% 1/1/36 (l)		105	108
2.328% 6/1/33 (l)		470	488
2.474% 12/1/33 (l)		967	1,012
2.487% 10/1/35 (l)		516	539
2.508% 12/1/36 (l)		1,577	1,647
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
2.51% 5/1/37 (l)		$ 1,478	$ 1,555
2.51% 5/1/37 (l)		835	875
2.54% 6/1/37 (l)		459	483
2.557% 4/1/37 (l)		172	180
2.615% 9/1/35 (l)		88	93
2.635% 7/1/35 (l)		503	523
2.654% 2/1/36 (l)		24	25
2.694% 5/1/37 (l)		130	137
2.715% 10/1/36 (l)		610	637
2.772% 1/1/35 (l)		1,269	1,330
3.021% 7/1/35 (l)		360	381
3.162% 1/1/37 (l)		481	502
3.281% 10/1/35 (l)		86	92
3.416% 4/1/35 (l)		1,093	1,155
3.801% 4/1/40 (l)		2,834	2,970
4.5% 8/1/33		421	439
5.138% 4/1/35 (l)		57	61
5.5% 11/1/18 to 11/1/21		22,830	24,762
5.847% 6/1/37 (l)		57	60
5.931% 6/1/37 (l)		105	110
6.147% 7/1/36 (l)		199	210
6.383% 8/1/37 (l)		270	288
6.473% 2/1/37 (l)		101	105
6.5% 2/1/13 to 3/1/22		2,981	3,253
7.22% 4/1/37 (l)		9	9
8.5% 3/1/20		4	5
TOTAL FREDDIE MAC			44,509
Ginnie Mae - 0.5%
3.5% 7/1/41 (j)		10,400	10,085
4% 9/15/25		997	1,052
4.751% 12/20/60 (q)		3,336	3,572
5.492% 4/20/60 (q)		9,031	9,922
5.5% 2/20/60 (q)		19,582	21,422
7% 9/15/25 to 8/15/31		49	57
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 88	$ 101
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			46,223
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $172,683)			174,758
Asset-Backed Securities - 0.0%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.796% 3/25/17 (l)	EUR	1,009	1,434
Auto ABS Compartiment Series 2006-1 Class B, 1.599% 7/25/17 (l)	EUR	500	708
Clock Finance BV Series 2007-1:
Class B2, 1.654% 2/25/15 (l)	EUR	700	975
Class C2, 1.834% 2/25/15 (l)	EUR	400	551
Geldilux Ltd. Series 2007-TS Class C, 1.769% 9/8/14 (l)	EUR	400	557
Leek Finance PLC:
Series 17X Class A2A, 0.9456% 12/21/37 (l)	GBP	169	261
Series 18X Class BC, 1.902% 9/21/38 (l)	EUR	600	779
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	69
TOTAL ASSET-BACKED SECURITIES (Cost $5,186)			5,334
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 0.0%
Fosse Master Issuer PLC Series 2011-1X Class A4, 2.583% 10/18/54 (l)	EUR	2,100	3,046
Granite Mortgages PLC 1.145% 3/20/44 (l)	GBP	226	348
TOTAL PRIVATE SPONSOR			3,394
U.S. Government Agency - 2.7%
Fannie Mae:
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,379
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,504
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2009-14 Class EB, 4.5% 3/25/24		$ 3,710	$ 4,023
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,543
Series 2010-109 Class IM, 5.5% 9/25/40 (n)		10,772	2,075
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		6,900	805
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.6858% 9/25/23 (l)		2,182	2,185
Series 2010-86 Class FE, 0.6358% 8/25/25 (l)		3,246	3,257
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		89	96
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,610
Series 2003-70 Class BJ, 5% 7/25/33		890	947
Series 2004-80 Class LD, 4% 1/25/19		1,850	1,928
Series 2004-81 Class KD, 4.5% 7/25/18		3,435	3,588
Series 2005-52 Class PB, 6.5% 12/25/34		1,016	1,091
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		303	331
Series 2004-95 Class AN, 5.5% 1/25/25		1,102	1,185
Series 2005-117, Class JN, 4.5% 1/25/36		808	827
Series 2005-47 Class HK, 4.5% 6/25/20		3,680	3,993
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,793
Series 2008-27 Class KB, 4.5% 4/25/23		2,090	2,273
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		1,731	208
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		3,377	393
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		5,661	1,082
Federal HMLC Multi-class participation certificates guaranteed floater Series 3835, 0.537% 5/15/38 (l)		15,166	15,164
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		183	203
Series 2115 Class PE, 6% 1/15/14		41	43
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.6871% 6/15/18 (l)		86	87
Series 3346 Class FA, 0.4171% 2/15/19 (l)		10,543	10,554
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		335	360
Series 2381 Class OG, 5.5% 11/15/16		223	239
Series 2425 Class JH, 6% 3/15/17		423	461
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,751
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2672 Class MG, 5% 9/15/23		$ 3,360	$ 3,676
Series 2695 Class DG, 4% 10/15/18		3,865	4,084
Series 2831 Class PB, 5% 7/15/19		3,990	4,347
Series 2866 Class XE, 4% 12/15/18		5,495	5,742
Series 2996 Class MK, 5.5% 6/15/35		467	517
Series 3147 Class PF, 0.4871% 4/15/36 (l)		4,695	4,672
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		523	582
Series 2570 Class CU, 4.5% 7/15/17		62	64
Series 2572 Class HK, 4% 2/15/17		33	33
Series 2627:
Class BG, 3.25% 6/15/17		54	55
Class KP, 2.87% 12/15/16		26	27
Series 2645, Class BY, 4.5% 7/15/18		2,270	2,470
Series 2668 Class AZ, 4% 9/15/18		3,407	3,548
Series 2860 Class CP, 4% 10/15/17		12	12
Series 2887 Class EB, 4.5% 11/15/19		5,100	5,546
Series 2930 Class KT, 4.5% 2/15/20		3,180	3,456
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,790
Series 3277 Class B, 4% 2/15/22		2,800	2,968
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,441
Series 3578, Class B, 4.5% 9/15/24		3,740	4,028
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,339
Series 2863 Class DB, 4% 9/15/14		94	95
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5158% 7/20/60 (l)(q)		5,537	5,474
Series 2010-H18 Class AF, 0.543% 9/20/60 (l)(q)		5,762	5,701
Series 2010-H19 Class FG, 0.4858% 8/20/60 (l)(q)		7,324	7,211
Series 2010-H27 Series FA, 0.5903% 12/20/60 (l)(q)		2,407	2,378
Series 2011-H03 Class FA, 0.6858% 1/20/61 (l)(q)		8,368	8,326
Series 2011-H05 Class FA, 0.6858% 12/20/60 (l)(q)		4,355	4,334
Series 2011-H07 Class FA, 0.6858% 2/20/61 (l)(q)		7,895	7,871
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.6758% 2/20/61 (l)(q)		$ 8,864	$ 8,831
Series 2011-H13 Class FA, 0.6858% 4/20/61 (l)(q)		3,825	3,825
Series 2011-H14:
Class FB, 0.7% 5/20/61 (l)(q)		4,200	4,200
Class FC, 0.7% 5/20/61 (l)(q)		4,450	4,450
planned amortization Series 2011-61 Class OP, 0% 5/20/40		5,363	4,460
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,023
Series 2004-79 Class FA, 0.4858% 1/20/31 (l)		1,092	1,092
Series 2010-42 Class OP, 4/20/40 (o)		12,279	9,819
Series 2011-71:
Class ZB, 5.5% 8/20/34		9,583	10,604
Class ZC, 5.5% 7/16/34		10,925	12,041
Government National Mortgage Association PSC planned amortization Series 2011-79, 6/20/40 (o)		9,180	6,948
TOTAL U.S. GOVERNMENT AGENCY			254,058
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $255,453)			257,452
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3269% 10/22/37 (l)	GBP	1,000	1,011
German Residential Asset Note Distributor PLC Series 1 Class A, 1.578% 7/20/16 (l)	EUR	1,190	1,647
London & Regional Debt Securitisation No. 1 PLC Class A, 1.0294% 10/15/14 (l)	GBP	650	969
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (l)	GBP	869	1,310
Skyline BV Series 2007-1 Class D, 2.159% 7/22/43 (l)	EUR	1,100	1,436
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,346)			6,373
Foreign Government and Government Agency Obligations - 21.6%
		Principal Amount (000s)(d)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (g)		$ 1,990	$ 1,997
6.875% 4/30/40 (g)		2,275	2,190
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,023	7,963
0.4677% 8/3/12 (l)		39,515	38,682
2.5% 12/31/38 (e)		7,920	3,445
7% 9/12/13		24,250	24,624
7% 10/3/15		22,860	22,117
Aruba Government 6.4% 9/6/15 (g)		1,271	1,336
Austrian Republic:
3.65% 4/20/22	EUR	5,500	8,032
4% 9/15/16 (g)	EUR	22,100	33,842
Bahamian Republic 6.95% 11/20/29 (g)		3,095	3,343
Bahrain Kingdom 5.5% 3/31/20		2,175	2,126
Banco Central del Uruguay:
value recovery A rights 1/2/21 (p)		500,000	0
value recovery B rights 1/2/21 (p)		750,000	0
Barbados Government 7.25% 12/15/21 (g)		1,956	2,054
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,745	7,871
8.95% 1/26/18		3,645	3,208
Bermuda Government 5.603% 7/20/20 (g)		1,935	2,143
Brazilian Federative Republic:
5.625% 1/7/41		6,025	6,182
6% 1/17/17		4,185	4,892
7.125% 1/20/37		4,575	5,639
8.25% 1/20/34		1,500	2,059
8.75% 2/4/25		2,560	3,635
10.125% 5/15/27		3,250	5,086
12.25% 3/6/30		3,130	5,728
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,730	2,020
Canadian Government:
1% 9/1/11	CAD	145,600	150,981
2% 6/1/16	CAD	13,355	13,637
3.5% 6/1/20	CAD	25,350	27,266
5% 6/1/37	CAD	23,900	30,697
Central Bank of Nigeria warrants 11/15/20 (a)(p)		2,750	495
Colombian Republic:
7.375% 1/27/17		2,905	3,559
7.375% 9/18/37		6,100	7,686
10.375% 1/28/33		4,515	7,134
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Colombian Republic: - continued
11.75% 2/25/20		$ 2,910	$ 4,496
Congo Republic 3% 6/30/29 (e)		6,061	3,940
Croatia Republic:
6.375% 3/24/21 (g)		5,215	5,404
6.625% 7/14/20 (g)		6,600	6,988
6.75% 11/5/19 (g)		3,985	4,295
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (g)		4,800	4,836
7.4% 1/22/15 (g)		5,145	5,608
8.25% 10/24/12 (g)		1,910	2,037
Dominican Republic:
1.2156% 8/30/24 (l)		5,813	5,130
7.5% 5/6/21 (g)		3,030	3,151
9.04% 1/23/18 (g)		2,672	3,000
9.5% 9/27/11 (Reg. S)		2,181	2,220
Dutch Government:
2.5% 1/15/17	EUR	20,000	28,572
3.25% 7/15/21	EUR	10,000	14,388
El Salvador Republic:
7.375% 12/1/19 (g)		1,865	2,052
7.625% 2/1/41 (g)		2,045	2,096
7.65% 6/15/35 (Reg. S)		2,935	3,038
7.75% 1/24/23 (Reg. S)		2,400	2,712
8.25% 4/10/32 (Reg. S)		1,435	1,604
Finnish Government 3.375% 4/15/20	EUR	13,900	20,356
French Republic:
OAT 4.5% 4/25/41	EUR	15,475	23,532
3.25% 10/25/21	EUR	47,950	67,949
4% 4/25/55	EUR	5,750	7,957
Gabonese Republic 8.2% 12/12/17 (g)		3,225	3,781
Georgia Republic 6.875% 4/12/21 (g)		4,895	5,017
German Federal Republic:
1.25% 9/16/11	EUR	69,550	100,182
3.25% 7/4/21	EUR	19,500	28,814
3.25% 7/4/42	EUR	3,930	5,172
Ghana Republic:
8.5% 10/4/17 (g)		3,040	3,428
14.25% 7/29/13	GHS	3,400	2,292
14.99% 3/11/13	GHS	13,200	8,992
15.65% 6/3/13	GHS	1,315	909
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Hungarian Republic:
6.25% 1/29/20		$ 3,390	$ 3,576
6.375% 3/29/21		8,049	8,492
7.625% 3/29/41		3,885	4,196
Indonesian Republic:
4.875% 5/5/21 (g)		2,130	2,189
5.875% 3/13/20 (g)		6,015	6,692
6.625% 2/17/37 (g)		4,025	4,478
6.875% 1/17/18 (g)		3,830	4,486
7.5% 1/15/16 (g)		2,045	2,426
7.75% 1/17/38 (g)		6,585	8,248
8.5% 10/12/35 (Reg. S)		4,790	6,467
11.625% 3/4/19 (g)		6,320	9,338
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		12,060	10,432
Israeli State 5.5% 12/4/23		12,355	14,276
Italian Republic:
3% 4/1/14	EUR	35,000	50,033
3.75% 4/15/16	EUR	42,325	60,127
4.75% 9/1/21	EUR	53,800	77,550
5% 9/1/40	EUR	21,275	28,197
Japan Government:
0.3% 12/15/11	JPY	6,280,000	78,025
1.1% 6/20/20	JPY	5,422,500	68,005
1.8% 6/20/18	JPY	1,800,000	24,031
1.9% 9/20/30	JPY	3,480,000	43,384
2% 9/20/40	JPY	495,000	6,103
Jordanian Kingdom 3.875% 11/12/15		2,235	2,129
Lebanese Republic 4% 12/31/17		10,104	9,738
Lithuanian Republic:
5.125% 9/14/17 (g)		1,670	1,716
6.125% 3/9/21 (g)		2,105	2,234
6.75% 1/15/15 (g)		4,235	4,664
7.375% 2/11/20 (g)		4,305	4,962
Peruvian Republic:
3% 3/7/27 (e)		1,611	1,402
5.625% 11/18/50		5,180	4,882
7.35% 7/21/25		2,985	3,634
8.75% 11/21/33		7,050	9,606
Philippine Republic:
5.5% 3/30/26		2,035	2,086
6.375% 1/15/32		2,020	2,215
6.375% 10/23/34		2,975	3,261
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Philippine Republic: - continued
6.5% 1/20/20		$ 2,960	$ 3,448
9.5% 2/2/30		2,355	3,421
10.625% 3/16/25		3,140	4,789
Polish Government:
3.875% 7/16/15		1,945	2,008
4% 3/23/21	EUR	9,650	12,999
Provincia de Cordoba 12.375% 8/17/17 (g)		4,690	4,901
Provincia de Neuquen Argentina 7.875% 4/26/21 (g)		2,050	2,096
Republic of Iceland 4.875% 6/16/16 (g)		2,240	2,248
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,350	11,115
Republic of Nigeria 6.75% 1/28/21 (g)		4,605	4,835
Republic of Senegal 8.75% 5/13/21 (g)		3,520	3,621
Republic of Serbia 6.75% 11/1/24 (g)		23,823	23,823
Russian Federation:
3.625% 4/29/15 (g)		7,100	7,278
5% 4/29/20 (g)		11,000	11,344
7.5% 3/31/30 (Reg. S)		57,778	68,091
11% 7/24/18 (Reg. S)		1,310	1,870
12.75% 6/24/28 (Reg. S)		8,740	15,470
Spanish Kingdom 5.5% 4/30/21	EUR	5,800	8,454
Turkish Republic:
5.625% 3/30/21		4,440	4,646
6% 1/14/41		2,250	2,192
6.75% 4/3/18		6,910	7,857
6.75% 5/30/40		5,740	6,199
6.875% 3/17/36		12,320	13,552
7% 9/26/16		7,190	8,236
7.25% 3/15/15		4,505	5,138
7.25% 3/5/38		8,050	9,253
7.375% 2/5/25		12,330	14,605
7.5% 7/14/17		7,085	8,328
7.5% 11/7/19		5,465	6,487
11.875% 1/15/30		4,915	8,356
UK Treasury Index-Linked GILT:
2% 1/22/16	GBP	14,225	22,762
3.75% 9/7/20	GBP	29,850	49,286
4.25% 3/7/36	GBP	14,400	23,015
4.25% 12/7/40	GBP	29,300	46,735
5% 3/7/12	GBP	28,150	46,527
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		4,100	4,274
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Ukraine Government:
6.25% 6/17/16 (g)		$ 3,595	$ 3,591
6.385% 6/26/12 (g)		5,300	5,433
6.75% 11/14/17 (g)		5,725	5,754
6.875% 9/23/15 (g)		3,325	3,436
7.65% 6/11/13 (g)		3,195	3,356
7.75% 9/23/20 (g)		3,430	3,555
7.95% 2/23/21 (g)		3,275	3,411
United Arab Emirates 7.75% 10/5/20 (Reg. S)		2,145	2,276
United Mexican States:
5.125% 1/15/20		6,648	7,180
5.625% 1/15/17		7,506	8,538
5.75% 10/12/10		5,246	4,889
5.95% 3/19/19		4,230	4,854
6.05% 1/11/40		13,914	14,804
6.75% 9/27/34		6,070	7,056
7.5% 4/8/33		2,770	3,490
8.3% 8/15/31		2,600	3,562
Uruguay Republic:
6.875% 9/28/25		1,675	2,039
7.875% 1/15/33 pay-in-kind		3,815	4,816
8% 11/18/22		6,512	8,426
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		10,801	294
6% 12/9/20		4,800	2,971
7% 3/31/38		4,180	2,393
8.5% 10/8/14		5,030	4,552
9% 5/7/23 (Reg. S)		19,960	14,351
9.25% 9/15/27		13,485	10,114
9.25% 5/7/28 (Reg. S)		8,130	5,675
9.375% 1/13/34		6,705	4,720
10.75% 9/19/13		5,178	5,113
12.75% 8/23/22		17,825	15,953
13.625% 8/15/18		9,795	9,746
Vietnamese Socialist Republic:
1.274% 3/12/16 (l)		3,228	3,067
4% 3/12/28 (e)		12,550	10,605
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (g)		$ 3,350	$ 3,484
6.875% 1/15/16 (g)		5,315	5,660
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,977,643)			2,077,320
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (g) (Cost $1,865)		1,865	2,052
Common Stocks - 1.1%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc. (a)	122,400	3,183

Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	127,671	2,732
warrants 7/10/19 (a)	127,671	2,034
		4,766
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. (a)(u)	2,469,644	11,731
HMH Holdings, Inc. warrants 3/9/17 (a)(u)	636,272	318
RDA Holding Co. warrants 2/19/14 (a)(u)	9,559	26
		12,140
TOTAL CONSUMER DISCRETIONARY		20,089
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	6,088	685
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
New Penhall Holding Co.: - continued
Class B (a)	2,029	$ 228
Station Holdco LLC (s)(u)	3,699,288	3,699
		4,612
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,026	184
Building Products - 0.1%
Nortek, Inc. (a)	266,722	9,599
Nortek, Inc. warrants 12/7/14 (a)	7,154	57
		9,656
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Transportation Infrastructure - 0.1%
DeepOcean Group Holding A/S (g)	406,681	6,461
TOTAL INDUSTRIALS		16,308
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (u)	49,030	508
MATERIALS - 0.7%
Chemicals - 0.6%
Celanese Corp. Class A	8,316	443
Chemtura Corp. (a)	112,703	2,051
Georgia Gulf Corp. (a)	316,947	7,651
LyondellBasell Industries NV Class A	898,149	34,597
Tronox, Inc. (a)	95,261	13,337
Tronox, Inc.	16,192	2,040
		60,119
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	4,139	275
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.1%
Aleris International, Inc. (u)	38,307	$ 2,069
Rathgibson Acquisition Co. LLC Class A (a)(u)	286,500	3,441
		5,510
TOTAL MATERIALS		65,904
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	184
TOTAL COMMON STOCKS (Cost $87,442)		107,605
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	309,600	15,090
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	4,000	4,422
TOTAL CONSUMER DISCRETIONARY		19,512
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	32,600	1,720
TOTAL CONVERTIBLE PREFERRED STOCKS		21,232
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	608,970	15,590
GMAC LLC 7.00% (g)	21,976	20,438
		36,028
TOTAL PREFERRED STOCKS (Cost $48,311)		57,260
Floating Rate Loans - 4.4%
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (l)	$ 254	$ 255
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
term loan 2.7129% 7/24/14 (l)	6,234	6,055
Tranche DD, term loan 2.7% 7/24/14 (l)	642	624
Thomson Learning Tranche B, term loan 2.44% 7/5/14 (l)	1	1
		6,680
Leisure Equipment & Products - 0.1%
SRAM LLC:
2nd LN, term loan 9.25% 12/7/18 (l)	1,445	1,445
Tranche B 1LN, term loan 5.75% 6/7/18 (l)	4,445	4,439
		5,884
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.19% 3/6/14 (l)	204	204
Univision Communications, Inc. term loan 4.4412% 3/31/17 (l)	21,412	20,342
		20,546
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)	8,663	8,620
Michaels Stores, Inc.:
Tranche B1, term loan 2.5462% 10/31/13 (l)	8,588	8,416
Tranche B2, term loan 4.7962% 7/31/16 (l)	10,157	10,093
		27,129
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4358% 4/4/14 (l)	1,580	1,517
TOTAL CONSUMER DISCRETIONARY		62,011
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (l)	2,425	2,443
U.S. Foodservice term loan 5.75% 3/31/17 (l)	8,150	7,864
		10,307
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (l)	$ 4,700	$ 4,700
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (l)	2,444	2,429
TOTAL CONSUMER STAPLES		17,436
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (l)	11,147	11,119
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (l)	4,069	4,079
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (l)	1,930	1,923
		6,002
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.2103% 10/10/13 (l)	480	449
Credit-Linked Deposit 4.4603% 10/10/16 (l)	631	566
term loan 4.5183% 10/10/16 (l)	6,743	6,052
Tranche B, term loan 3.2683% 10/10/13 (l)	4,177	3,906
Tranche DD, term loan 3.2683% 10/10/13 (l)	14,046	13,133
		24,106
TOTAL FINANCIALS		30,108
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 2.95% 10/20/15 (l)	2,501	2,482
Emergency Medical Services Corp. Tranche B, term loan 5.2519% 5/25/18 (l)	5,870	5,848
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (l)	2,530	2,517
		10,847
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (l)	$ 1,736	$ 1,738
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (l)	9,560	8,748
United Air Lines, Inc. Tranche B, term loan 2.2319% 2/1/14 (l)	12,256	11,674
US Airways Group, Inc. term loan 2.6858% 3/23/14 (l)	10,354	9,370
		29,792
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (l)	4,705	4,729
Construction & Engineering - 0.2%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)	15,375	15,029
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (l)	1,075	1,074
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5003% 12/3/14 (l)	12,183	11,970
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (l)	9,738	9,726
		21,696
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (l)	2,618	2,631
Transportation Infrastructure - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (l)	1,123	1,123
Tranche D, term loan 5/13/14 (t)	1,123	1,123
		2,246
TOTAL INDUSTRIALS		78,935
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (l)	1,002	1,006
Electronic Equipment & Components - 0.2%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (l)	2,910	2,906
Flextronics International Ltd.:
Tranche B A1, term loan 2.4358% 10/1/14 (l)	974	961
Tranche B A2, term loan 2.4413% 10/1/14 (l)	2,091	2,055
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B A3, term loan 2.4404% 10/1/14 (l)	$ 2,440	$ 2,397
Tranche B-A, term loan 2.4402% 10/1/14 (l)	3,388	3,333
Tranche B-B, term loan 2.4404% 10/1/12 (l)	3,256	3,240
		14,892
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. term loan 4.441% 12/1/16 (l)	32,035	31,835
NXP BV term loan 4.5% 3/4/17 (l)	5,920	5,942
Spansion, Inc. term loan 4.75% 2/9/15 (l)	6,474	6,490
		44,267
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (l)	11,644	11,499
Tranche 2LN, term loan 6.057% 6/11/15 (l)	1,790	1,772
		13,271
TOTAL INFORMATION TECHNOLOGY		73,436
MATERIALS - 0.3%
Chemicals - 0.1%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (l)	14,851	14,554
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (l)	7,882	7,892
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2607% 4/3/15 (l)	8,749	8,224
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (l)	1,530	1,532
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (l)	308	304
Tranche DD, term loan 6.7163% 9/30/11 (l)(t)	107	106
		410
TOTAL MATERIALS		32,612
Floating Rate Loans - continued
	Principal Amount (000s)(d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Asurion LLC term loan 9% 5/24/19 (l)	$ 8,175	$ 8,195
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (l)	636	635
Intelsat Jackson Holdings SA:
term loan 3.2853% 2/1/14 (l)	13,475	12,936
Tranche B, term loan 5.25% 4/2/18 (l)	17,615	17,682
		39,448
UTILITIES - 0.7%
Electric Utilities - 0.7%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7301% 10/10/17 (l)	87,346	68,567
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)	2,030	2,025
TOTAL UTILITIES		70,592
TOTAL FLOATING RATE LOANS (Cost $402,243)		426,544
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	6,656	6,315
Goldman Sachs 1.25% 12/14/19 (l)	6,099	5,786
1.25% 12/14/19 (l)	451	428
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $11,302)		12,529
Fixed-Income Funds - 2.0%
	Shares
Fidelity Floating Rate Central Fund (m) (Cost $129,696)	1,886,156	191,181
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $652,264)	652,263,681	$ 652,264
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $9,053,618)		9,495,217
NET OTHER ASSETS (LIABILITIES) (r) - 1.4%		133,507
NET ASSETS - 100%		$ 9,628,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
461 CBOT 2 Year U.S. Treasury Notes Contracts	Sept. 2011	$ 101,117	$ 186

The face value of futures purchased as a percentage of net assets is 1.1%
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
INR	-	Indian rupee
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,819,660,000 or 18.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $157,169,000 or 1.6% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $254,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Includes cash collateral of $102,000,000 received from securities on loan.
(s) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(t) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,180,000 and $1,179,000, respectively. The coupon rate will be determined at time of settlement.

(u) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,792,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,975
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 185
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 705
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
Station Holdco LLC	6/17/11	$ 3,503
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Floating Rate Central Fund	5,205
Total	$ 5,473
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 278,657	$ -	$ 92,129	$ 191,181	6.6%
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,601	$ 23,039	$ 16,153	$ 409
Financials	42,360	15,590	22,158	4,612
Industrials	16,308	9,783	-	6,525
Information Technology	508	-	508	-
Materials	65,904	58,354	4,109	3,441
Utilities	184	184	-	-
Corporate Bonds	3,530,911	-	3,528,712	2,199
U.S. Government and Government Agency Obligations	1,993,634	-	1,993,634	-
U.S. Government Agency - Mortgage Securities	174,758	-	174,758	-
Asset-Backed Securities	5,334	-	5,334	-
Collateralized Mortgage Obligations	257,452	-	257,452	-
Commercial Mortgage Securities	6,373	-	6,373	-
Foreign Government and Government Agency Obligations	2,077,320	-	2,075,423	1,897
Supranational Obligations	2,052	-	2,052	-
Floating Rate Loans	426,544	-	426,544	-
Sovereign Loan Participations	12,529	-	12,529	-
Fixed-Income Funds	191,181	191,181	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Other	$ -	$ -	$ -	$ -
Money Market Funds	652,264	652,264	-	-
Total Investments in Securities:	$ 9,495,217	$ 950,395	$ 8,525,739	$ 19,083
Derivative Instruments:
Assets
Futures Contracts	$ 186	$ 186	$ -	$ -
Other Financial Instruments
Forward Commitments	$ 3	$ -	$ 3	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,448
Total Realized Gain (Loss)	(2,842)
Total Unrealized Gain (Loss)	(224)
Cost of Purchases	12,127
Proceeds of Sales	(16,095)
Amortization/Accretion	4
Transfers in to Level 3	13,081
Transfers out of Level 3	(416)
Ending Balance	$ 19,083
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ (3,059)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 186	$ -
Total Interest Rate Risk	$ 186	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.6%
United Kingdom	2.7%
Canada	2.7%
Japan	2.4%
Netherlands	2.3%
Italy	2.2%
Bermuda	1.8%
Venezuela	1.7%
Germany	1.5%
Argentina	1.3%
Turkey	1.3%
Luxembourg	1.2%
Russia	1.2%
France	1.0%
Mexico	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	8.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,852) - See accompanying schedule: Unaffiliated issuers (cost $8,271,658)	$ 8,651,772
Fidelity Central Funds (cost $781,960)	843,445
Total Investments (cost $9,053,618)		$ 9,495,217
Commitment to sell securities on a delayed delivery basis	(9,932)
Receivable for securities sold on a delayed delivery basis	9,935	3
Cash		143,726
Receivable for investments sold Regular delivery		405,217
Delayed delivery		498
Receivable for fund shares sold		19,929
Dividends receivable		201
Interest receivable		106,993
Distributions receivable from Fidelity Central Funds		823
Other receivables		168
Total assets		10,172,775

Liabilities
Payable for investments purchased Regular delivery	$ 398,589
Delayed delivery	10,657
Payable for fund shares redeemed	17,206
Distributions payable	6,812
Accrued management fee	4,503
Distribution and service plan fees payable	2,862
Payable for daily variation on futures contracts	7
Other affiliated payables	1,282
Other payables and accrued expenses	133
Collateral on securities loaned, at value	102,000
Total liabilities		544,051

Net Assets		$ 9,628,724
Net Assets consist of:
Paid in capital		$ 8,941,588
Undistributed net investment income		134,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,427
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		441,519
Net Assets		$ 9,628,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,474,070 ÷ 355,037 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.12
Class T: Net Asset Value and redemption price per share ($1,513,471 ÷ 120,156 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.12
Class B: Net Asset Value and offering price per share ($271,973 ÷ 21,523 shares)A	$ 12.64

Class C: Net Asset Value and offering price per share ($1,709,280 ÷ 135,928 shares)A	$ 12.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,659,930 ÷ 130,283 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 983
Interest		250,375
Income from Fidelity Central Funds		5,473
Total income		256,831

Expenses
Management fee	$ 26,372
Transfer agent fees	6,822
Distribution and service plan fees	16,826
Accounting and security lending fees	773
Custodian fees and expenses	177
Independent trustees' compensation	17
Registration fees	264
Audit	58
Legal	14
Miscellaneous	54
Total expenses before reductions	51,377
Expense reductions	(3)	51,374
Net investment income (loss)		205,457
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,409
Fidelity Central Funds	12,600
Foreign currency transactions	610
Futures contracts	352
Swap agreements	(133)
Total net realized gain (loss)		158,838
Change in net unrealized appreciation (depreciation) on: Investment securities	16,202
Assets and liabilities in foreign currencies	11
Futures contracts	186
Swap agreements	95
Delayed delivery commitments	(83)
Total change in net unrealized appreciation (depreciation)		16,411
Net gain (loss)		175,249
Net increase (decrease) in net assets resulting from operations		$ 380,706

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 205,457	$ 422,340
Net realized gain (loss)	158,838	249,627
Change in net unrealized appreciation (depreciation)	16,411	102,891
Net increase (decrease) in net assets resulting from operations	380,706	774,858
Distributions to shareholders from net investment income	(175,515)	(395,760)
Distributions to shareholders from net realized gain	(45,586)	(207,173)
Total distributions	(221,101)	(602,933)
Share transactions - net increase (decrease)	332,333	821,772
Total increase (decrease) in net assets	491,938	993,697

Net Assets
Beginning of period	9,136,786	8,143,089
End of period (including undistributed net investment income of $134,190 and undistributed net investment income of $104,248, respectively)	$ 9,628,724	$ 9,136,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.283	.622	.681	.600	.616	.600
Net realized and unrealized gain (loss)	.243	.500	2.345	(1.826)	(.019)	.248
Total from investment operations	.526	1.122	3.026	(1.226)	.597	.848
Distributions from net investment income	(.244)	(.582)	(.566)	(.554)	(.607)	(.583)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.306)	(.872)	(.666)	(.624)	(.737)	(.628)
Net asset value, end of period	$ 12.60	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Total Return B, C, D	4.28%	9.48%	31.74%	(10.98)%	5.22%	7.54%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of fee waivers, if any	.99% A	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of all reductions	.99% A	.99%	1.01%	1.02%	1.01%	.97%
Net investment income (loss)	4.55% A	5.00%	6.14%	5.49%	5.27%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,474	$ 4,169	$ 3,725	$ 2,174	$ 1,931	$ 954
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income (loss) E	.284	.621	.675	.607	.620	.594
Net realized and unrealized gain (loss)	.242	.511	2.341	(1.832)	(.021)	.248
Total from investment operations	.526	1.132	3.016	(1.225)	.599	.842
Distributions from net investment income	(.244)	(.582)	(.566)	(.555)	(.609)	(.577)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.306)	(.872)	(.666)	(.625)	(.739)	(.622)
Net asset value, end of period	$ 12.60	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Total Return B, C, D	4.28%	9.57%	31.64%	(10.97)%	5.24%	7.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of fee waivers, if any	.99% A	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of all reductions	.99% A	.99%	1.01%	1.01%	.99%	1.02%
Net investment income (loss)	4.55% A	5.00%	6.14%	5.50%	5.29%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,513	$ 1,571	$ 1,579	$ 1,337	$ 1,983	$ 2,049
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Income from Investment Operations
Net investment income (loss) E	.240	.535	.600	.525	.533	.511
Net realized and unrealized gain (loss)	.241	.509	2.348	(1.831)	(.022)	.247
Total from investment operations	.481	1.044	2.948	(1.306)	.511	.758
Distributions from net investment income	(.199)	(.494)	(.488)	(.474)	(.521)	(.493)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.261)	(.784)	(.588)	(.544)	(.651)	(.538)
Net asset value, end of period	$ 12.64	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Total Return B, C, D	3.90%	8.77%	30.72%	(11.60)%	4.44%	6.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.70%	1.72%	1.76%	1.74%	1.76%
Expenses net of fee waivers, if any	1.71% A	1.70%	1.72%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.71% A	1.70%	1.72%	1.75%	1.74%	1.75%
Net investment income (loss)	3.84% A	4.30%	5.43%	4.76%	4.54%	4.40%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 307	$ 348	$ 267	$ 335	$ 342
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Income from Investment Operations
Net investment income (loss) E	.236	.528	.597	.517	.526	.503
Net realized and unrealized gain (loss)	.233	.512	2.327	(1.817)	(.020)	.238
Total from investment operations	.469	1.040	2.924	(1.300)	.506	.741
Distributions from net investment income	(.197)	(.490)	(.484)	(.470)	(.516)	(.486)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.259)	(.780)	(.584)	(.540)	(.646)	(.531)
Net asset value, end of period	$ 12.57	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Total Return B, C, D	3.82%	8.77%	30.60%	(11.59)%	4.42%	6.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of all reductions	1.75% A	1.74%	1.75%	1.79%	1.78%	1.81%
Net investment income (loss)	3.80% A	4.26%	5.40%	4.72%	4.50%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,709	$ 1,609	$ 1,336	$ 800	$ 866	$ 683
Portfolio turnover rate G	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Income from Investment Operations
Net investment income (loss) D	.301	.657	.710	.635	.652	.627
Net realized and unrealized gain (loss)	.239	.514	2.361	(1.835)	(.027)	.252
Total from investment operations	.540	1.171	3.071	(1.200)	.625	.879
Distributions from net investment income	(.258)	(.611)	(.591)	(.580)	(.635)	(.604)
Distributions from net realized gain	(.062)	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.320)	(.901)	(.691)	(.650)	(.765)	(.649)
Net asset value, end of period	$ 12.74	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Total Return B, C	4.35%	9.80%	31.92%	(10.67)%	5.42%	7.76%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.76%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.76% A	.76%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.76% A	.76%	.78%	.78%	.76%	.79%
Net investment income (loss)	4.78% A	5.23%	6.37%	5.73%	5.52%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,660	$ 1,481	$ 1,156	$ 750	$ 889	$ 655
Portfolio turnover rate F	261% A	207%	202%	255%	149%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

June 30, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 618,176
Gross unrealized depreciation	(125,292)
Net unrealized appreciation (depreciation) on securities and other investments	$ 492,884
Tax cost	$ 9,002,333

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	352	186
Swap Agreements	(133)	95
Totals (a)(b)(c)	$ 219	$ 281

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $352 for futures contracts and $(133) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $186 for futures contracts and $95 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Semiannual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,075,250 and $6,480,415, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,371	$ 125
Class T	-%	.25%	1,922	30
Class B	.65%	.25%	1,292	937
Class C	.75%	.25%	8,241	1,931
			$ 16,826	$ 3,023

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 324
Class T	56
Class B*	297
Class C*	115
$ 792

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,040.14
Class T	1,078.14
Class B	284.20
Class C	1,150.14
Institutional Class	1,270.16
	$ 6,822

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $49.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 83,347	$ 184,441
Class T	29,997	73,231
Class B	4,548	13,190
Class C	25,870	59,445
Institutional Class	31,753	65,453
Total	$ 175,515	$ 395,760
From net realized gain
Class A	$ 20,859	$ 94,835
Class T	7,729	35,520
Class B	1,466	7,104
Class C	8,070	36,622
Institutional Class	7,462	33,092
Total	$ 45,586	$ 207,173

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	59,676	112,762	$ 749,745	$ 1,400,620
Reinvestment of distributions	6,461	18,407	81,099	227,669
Shares redeemed	(47,751)	(101,668)	(598,955)	(1,258,358)
Net increase (decrease)	18,386	29,501	$ 231,889	$ 369,931
Class T
Shares sold	10,252	29,433	$ 128,700	$ 365,455
Reinvestment of distributions	2,481	7,441	31,116	92,005
Shares redeemed	(19,451)	(40,227)	(244,119)	(499,102)
Net increase (decrease)	(6,718)	(3,353)	$ (84,303)	$ (41,642)
Class B
Shares sold	629	5,248	$ 7,937	$ 64,803
Reinvestment of distributions	369	1,280	4,638	15,870
Shares redeemed	(4,201)	(10,447)	(52,821)	(130,170)
Net increase (decrease)	(3,203)	(3,919)	$ (40,246)	$ (49,497)
Class C
Shares sold	19,342	39,572	$ 242,532	$ 490,689
Reinvestment of distributions	2,047	5,847	25,627	72,188
Shares redeemed	(15,620)	(25,653)	(195,428)	(318,984)
Net increase (decrease)	5,769	19,766	$ 72,731	$ 243,893
Institutional Class
Shares sold	30,542	51,309	$ 387,883	$ 643,733
Reinvestment of distributions	2,213	5,561	28,085	69,558
Shares redeemed	(20,789)	(32,913)	(263,706)	(414,204)
Net increase (decrease)	11,966	23,957	$ 152,262	$ 299,087

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SII-USAN-0811
1.787776.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011